First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 76.5%
	Collateralized Mortgage Obligations — 38.3%
	Federal Home Loan Mortgage Corporation
$254	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	$12
1,032	Series 1998-2102, Class Z	6.00%	12/15/28	1,051
90,676	Series 2002-2410, Class OG	6.38%	02/15/32	92,956
38,715	Series 2002-2437, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 7.90% (a)	4.08%	01/15/29	1,968
81,011	Series 2003-2557, Class HL	5.30%	01/15/33	82,178
56,012	Series 2003-2564, Class AC	5.50%	02/15/33	57,785
129,721	Series 2003-2574, Class PE	5.50%	02/15/33	134,773
54,071	Series 2003-2577, Class LI, IO	5.50%	02/15/33	5,293
489,000	Series 2003-2581, Class LL	5.25%	03/15/33	501,147
4,794	Series 2003-2597, Class AE	5.50%	04/15/33	4,835
651,000	Series 2003-2613, Class LL	5.00%	05/15/33	664,409
308,582	Series 2003-2626, Class ZW	5.00%	06/15/33	316,587
672,710	Series 2003-2626, Class ZX	5.00%	06/15/33	670,836
164,062	Series 2004-2793, Class PE	5.00%	05/15/34	168,386
788,741	Series 2004-2891, Class ZA	6.50%	11/15/34	844,341
193,429	Series 2004-2907, Class DZ	4.00%	12/15/34	191,742
785,000	Series 2005-2973, Class GE	5.50%	05/15/35	815,220
60,703	Series 2005-3031, Class BI, IO, (30 Day Average SOFR + CSA) ×-1+ 6.69% (a)	2.87%	08/15/35	5,887
1,208,508	Series 2005-3054, Class ZW	6.00%	10/15/35	1,284,031
27,217	Series 2005-3074, Class ZH	5.50%	11/15/35	27,737
76,707	Series 2006-243, Class 11, IO, STRIPS (b)	7.00%	08/15/36	7,898
84,996	Series 2006-3117, Class ZU	6.00%	02/15/36	91,956
3,520,762	Series 2006-3196, Class ZK	6.50%	04/15/32	3,664,201
22,792	Series 2007-3274, Class B	6.00%	02/15/37	24,088
118,208	Series 2007-3322, Class NF, (30 Day Average SOFR + CSA) × 2,566.67 - 16,683.33%, 0.00% Floor (c)	0.00%	05/15/37	105,203
27,788	Series 2007-3340, Class PF, 30 Day Average SOFR + CSA + 0.30% (c)	4.12%	07/15/37	27,526
39,619	Series 2007-3360, Class CB	5.50%	08/15/37	41,271
39,030	Series 2007-3380, Class FS, 30 Day Average SOFR + CSA + 0.35% (c)	4.17%	11/15/36	37,867
125,318	Series 2008-3406, Class B	6.00%	01/15/38	131,210
69,747	Series 2008-3413, Class B	5.50%	04/15/37	72,431
124,757	Series 2008-3420, Class AZ	5.50%	02/15/38	130,220
99,407	Series 2008-3448, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	2.23%	05/15/38	1,651
901,450	Series 2009-3542, Class ZP	5.00%	06/15/39	921,148
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	176,605
907,408	Series 2009-3563, Class ZP	5.00%	08/15/39	910,007
448,199	Series 2009-3572, Class JS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.80% (a)	2.98%	09/15/39	21,856
40,490	Series 2009-3585, Class QZ	5.00%	08/15/39	41,041
69,329	Series 2009-3587, Class FX, 30 Day Average SOFR + CSA + 0.00% (c)	3.82%	12/15/37	62,349
211,044	Series 2009-3593, Class F, 30 Day Average SOFR + CSA + 0.50% (c)	4.64%	03/15/36	209,809
787,878	Series 2009-3605, Class NC	5.50%	06/15/37	822,979
387,734	Series 2010-3622, Class PB	5.00%	01/15/40	399,043

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$152,000	Series 2010-3645, Class WD	4.50%	02/15/40	$151,291
308,785	Series 2010-3667, Class PL	5.00%	05/15/40	316,935
550,000	Series 2010-3714, Class PB	4.75%	08/15/40	548,460
28,395	Series 2010-3735, Class JI, IO	4.50%	10/15/30	1,754
143,447	Series 2010-3740, Class SC, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.18%	10/15/40	14,703
1,664,134	Series 2011-3796, Class PB	5.00%	01/15/41	1,711,763
2,106,896	Series 2011-3820, Class NC	4.50%	03/15/41	2,110,448
1,177,071	Series 2011-3895, Class PW	4.50%	07/15/41	1,181,095
2,173,616	Series 2011-3925, Class ZD	4.50%	09/15/41	2,147,697
5,413,665	Series 2011-3954, Class GS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.18%	11/15/41	714,012
236,084	Series 2012-267, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.18%	08/15/42	23,809
4,759,463	Series 2012-276, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.18%	09/15/42	479,670
245,373	Series 2012-3999, Class WA (b)	5.54%	08/15/40	255,056
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	1,770,496
681	Series 2012-4012, Class GC	3.50%	06/15/40	680
11,937	Series 2012-4015, Class KB	1.75%	05/15/41	11,169
36,673	Series 2012-4021, Class IP, IO	3.00%	03/15/27	375
1,331,727	Series 2012-4026, Class GZ	4.50%	04/15/42	1,272,666
12,990	Series 2012-4030, Class IL, IO	3.50%	04/15/27	107
777,185	Series 2012-4090, Class YZ	4.50%	08/15/42	707,861
19,285	Series 2012-4097, Class ES, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (a)	2.28%	08/15/42	2,140
1,721,895	Series 2012-4097, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	2.23%	08/15/42	181,256
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,293,863
47,130	Series 2012-4103, Class HI, IO	3.00%	09/15/27	725
21,557	Series 2012-4116, Class AS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.15% (a)	2.33%	10/15/42	2,927
135,475	Series 2012-4121, Class HI, IO	3.50%	10/15/27	1,885
201,095	Series 2012-4136, Class TU, IO, (30 Day Average SOFR + CSA) ×-22.50+ 139.5%, 4.50% Cap (a)	4.50%	08/15/42	32,191
51,260	Series 2012-4145, Class YI, IO	3.00%	12/15/27	731
146,221	Series 2013-299, Class S1, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.18%	01/15/43	17,405
37,193	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	613
8,654	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	134
3,705,273	Series 2013-314, Class PO, PO, STRIPS	(d)	09/15/43	2,884,426
4,910,114	Series 2013-4170, Class CO, PO	(d)	11/15/32	4,474,186
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	840,450
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	709,195
667,117	Series 2013-4193, Class AI, IO	3.00%	04/15/28	13,685
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	762,325
20,419,916	Series 2013-4199, Class BZ	3.50%	05/15/43	19,428,474
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	444,937
16,274,806	Series 2013-4213, Class GZ	3.50%	06/15/43	15,572,715
15,152,013	Series 2013-4218, Class ZK	2.50%	02/15/43	12,627,484

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$5,388,000	Series 2013-4224, Class ME	4.00%	07/15/43	$5,068,827
11,838	Series 2013-4226, Class NS, (30 Day Average SOFR + CSA) × -3+ 10.50%, 0.00% Floor (a)	0.00%	01/15/43	6,379
2,750,000	Series 2013-4247, Class AY	4.50%	09/15/43	2,637,923
16,398,001	Series 2014-4316, Class BZ	3.00%	03/15/44	15,295,198
6,231,586	Series 2014-4329, Class VZ	4.00%	04/15/44	6,115,451
515,693	Series 2014-4387, Class IE, IO	2.50%	11/15/28	8,128
14,513,828	Series 2015-4499, Class CZ	3.50%	08/15/45	12,849,616
352,919	Series 2015-4512, Class W (b) (e)	5.41%	05/15/38	365,397
46,915	Series 2015-4520, Class AI, IO	3.50%	10/15/35	3,960
318,157	Series 2016-4546, Class PZ	4.00%	12/15/45	239,096
538,560	Series 2016-4546, Class ZT	4.00%	01/15/46	400,647
165,315	Series 2016-4568, Class MZ	4.00%	04/15/46	117,153
7,475,609	Series 2016-4570, Class ST, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.18%	04/15/46	846,550
8,102,395	Series 2016-4587, Class ZH (f)	4.00%	03/15/44	7,724,814
630,680	Series 2016-4591, Class GI, IO	4.00%	12/15/44	64,222
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	702,964
136,619	Series 2016-4605, Class KS, (30 Day Average SOFR + CSA) × -1.57+ 4.71%, 0.00% Floor (a)	0.00%	08/15/43	76,078
55,917	Series 2016-4609, Class YI, IO	4.00%	04/15/54	951
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	508,703
2,070,284	Series 2018-4774, Class SL, IO, (30 Day Average SOFR + CSA) ×-1+ 6.20% (a)	2.38%	04/15/48	228,866
4,150,611	Series 2018-4790, Class ZA	4.00%	05/15/48	3,775,349
12,013,617	Series 2018-4798, Class GZ	4.00%	06/15/48	11,520,097
3,313,484	Series 2018-4826, Class ME	3.50%	09/15/48	3,022,383
2,068,590	Series 2018-4833, Class PY	4.00%	10/15/48	1,957,091
431,944	Series 2018-4842, Class FA, 30 Day Average SOFR + CSA + 0.35% (c)	4.17%	11/15/48	422,588
3,715,897	Series 2019-4872, Class BZ	4.00%	04/15/49	3,439,700
2,790,294	Series 2019-4902, Class FB, 30 Day Average SOFR + CSA + 0.45% (c)	4.26%	08/25/49	2,739,152
5,229,302	Series 2019-4910, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (a)	2.23%	06/15/49	681,289
8,145,458	Series 2019-4919, Class FP, 30 Day Average SOFR + CSA + 0.45% (c)	4.26%	09/25/49	7,991,591
8,293,403	Series 2019-4928, Class F, 30 Day Average SOFR + CSA + 0.50% (c)	4.31%	11/25/49	8,158,381
6,710,173	Series 2019-4937, Class MF, 30 Day Average SOFR + CSA + 0.45% (c)	4.26%	12/25/49	6,593,026
6,741,376	Series 2019-4938, Class BS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.19%	12/25/49	811,412
2,123,191	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (c)	4.31%	01/25/50	2,087,952
6,969,357	Series 2019-4943, Class NS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.19%	01/25/50	810,004
13,760,403	Series 2020-4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (c)	4.26%	03/25/50	13,492,898
8,706,789	Series 2020-4959, Class LB	3.00%	03/25/40	7,954,754

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	$629,811
4,082,854	Series 2020-4980, Class FP, 30 Day Average SOFR + CSA + 0.40% (c)	4.21%	07/25/49	3,997,024
12,672,183	Series 2020-4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (c)	4.21%	07/25/50	12,396,688
6,817,281	Series 2020-4994, Class FT, 30 Day Average SOFR + CSA + 0.40% (c)	4.21%	01/25/50	6,671,438
3,845,850	Series 2020-5002, Class FJ, 30 Day Average SOFR + CSA + 0.40% (c)	4.21%	07/25/50	3,773,161
30,388,504	Series 2020-5004, Class F, 30 Day Average SOFR + CSA + 0.35% (c)	4.16%	07/25/50	29,585,099
23,628,479	Series 2020-5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (c)	4.21%	08/25/50	23,043,507
7,978,934	Series 2020-5034, Class IO, IO (b)	2.16%	10/15/45	666,360
8,815,818	Series 2021-5178, Class HL	2.00%	01/25/52	6,179,075
16,379,504	Series 2022-5201, Class PF, 30 Day Average SOFR + 0.30% (c)	4.00%	03/25/52	15,928,505
2,947,759	Series 2022-5202, Class NV	3.00%	01/25/37	2,720,797
12,979,440	Series 2022-5208, Class HZ	3.50%	03/25/52	11,472,479
14,988,146	Series 2022-5208, Class Z	3.00%	04/25/52	12,004,607
9,750,000	Series 2022-5210, Class LB	3.00%	08/25/50	7,708,396
13,720,776	Series 2022-5220, Class KZ	4.00%	02/25/51	12,573,810
5,218,770	Series 2022-5221, Class VE	3.50%	07/25/33	5,060,805
33,673,000	Series 2022-5221, Class YC	4.00%	05/25/52	31,596,622
5,553,051	Series 2022-5222, Class BZ	3.50%	05/25/37	5,235,505
5,533,014	Series 2022-5222, Class DP	3.25%	05/25/52	5,391,698
3,616,501	Series 2022-5224, Class BE	3.50%	08/25/44	3,551,092
14,817,838	Series 2022-5224, Class DZ	4.00%	04/25/52	13,598,673
26,722,410	Series 2022-5224, Class HL	4.00%	04/25/52	25,012,221
12,032,875	Series 2022-5225, Class HZ	4.00%	08/25/51	10,554,724
16,021,402	Series 2022-5225, Class NZ	4.00%	05/25/52	14,158,035
9,489,096	Series 2022-5228, Class DZ	4.50%	06/25/52	8,610,776
8,917,916	Series 2022-5230, Class DL	3.50%	09/25/44	7,793,917
9,012,177	Series 2022-5232, Class GO, PO	(d)	08/25/51	4,077,397
27,082,042	Series 2022-5251, Class PO, PO	(d)	08/25/52	19,843,722
9,670,348	Series 2022-5255, Class KZ	4.00%	09/25/52	8,906,766
25,381,551	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75% (c)	4.45%	09/25/52	25,309,132
4,701,381	Series 2022-5259, Class FA, 30 Day Average SOFR + 0.70% (c)	4.40%	09/25/52	4,686,397
14,562,391	Series 2022-5266, Class FA, 30 Day Average SOFR + 0.82% (c)	4.52%	09/25/52	14,524,580
7,871,994	Series 2022-5270, Class AL	3.00%	11/25/48	5,991,716
8,245,785	Series 2022-5282, Class MB	4.75%	06/25/42	8,290,825
9,604,857	Series 2023-402, Class PO, PO, STRIPS	(d)	09/25/53	8,165,069
2,408,830	Series 2023-5339, Class GO, PO	(d)	09/25/53	2,016,348
15,418,058	Series 2023-5350, Class PO, PO	(d)	11/25/53	13,069,096
5,033,483	Series 2023-5357, Class OB, PO	(d)	11/25/53	4,060,416
3,453,809	Series 2024-413, Class PO, PO, STRIPS	(d)	05/25/54	3,014,769
17,337,291	Series 2024-5410, Class PO, PO	(d)	05/25/54	13,322,124
12,321,933	Series 2024-5445, Class BS, 30 Day Average SOFR ×-2+ 12.03% (a)	4.63%	08/25/54	11,441,695
14,052,927	Series 2024-5476, Class FA, 30 Day Average SOFR + 1.10% (c)	4.80%	11/25/54	14,136,416
28,665,657	Series 2024-5478, Class NF, 30 Day Average SOFR + 1.30% (c)	5.00%	12/25/54	28,948,911

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$1,771,747	Series 2025-5502, Class FD, 30 Day Average SOFR + 1.60% (c)	5.30%	02/25/55	$1,798,171
23,369,968	Series 2025-5508, Class FE, 30 Day Average SOFR + 1.60% (c)	5.30%	02/25/55	23,722,434
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
9,401,229	Series 2017-1, Class M2 (g)	4.00%	01/25/56	9,166,461
2,098,292	Series 2017-4, Class M (g)	4.75%	06/25/57	2,086,802
4,271,705	Series 2018-2, Class MA	3.50%	11/25/57	4,198,321
25,366,868	Series 2018-4, Class MA	3.50%	03/25/58	24,834,597
17,764,674	Series 2019-1, Class MA	3.50%	07/25/58	17,406,229
16,449,752	Series 2019-2, Class MA	3.50%	08/26/58	16,020,336
12,698,451	Series 2019-2, Class MV	3.50%	08/25/58	12,077,838
8,681,215	Series 2019-3, Class HA	3.00%	10/25/58	8,226,358
9,292,609	Series 2019-3, Class MV	3.50%	10/25/58	8,900,167
2,817,923	Series 2019-4, Class MA	3.00%	02/25/59	2,651,592
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
12,265,274	Series 2019-2, Class A1C	2.75%	09/25/29	11,811,301
11,000,000	Series 2019-2, Class A2C	2.75%	09/25/29	10,534,675
2,960,116	Series 2019-3, Class A1C	2.75%	11/25/29	2,833,050
17,834,774	Series 2021-1, Class AC	2.25%	05/26/31	16,585,087
23,535,769	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (c) (g)	4.95%	10/25/34	23,852,359
2,091,600	Series 2025-1, Class YF, 30 Day Average SOFR + 1.10% (c) (g)	4.80%	05/25/35	2,109,935
29,887,000	Series 2025-2, Class A2	3.00%	10/25/35	25,633,231
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
5,918,269	Series 2024-DNA2, Class A1, 30 Day Average SOFR + 1.25% (c) (g)	4.95%	05/25/44	5,945,249
8,000,000	Series 2024-HQA1, Class M2, 30 Day Average SOFR + 2.00% (c) (g)	5.70%	03/25/44	8,099,685
1,471,250	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (c) (g)	4.65%	01/25/45	1,473,831
2,750,000	Series 2025-HQA1, Class A1, 30 Day Average SOFR + 0.95% (c) (g)	4.65%	02/25/45	2,753,969
	Federal National Mortgage Association
441	Series 1996-51, Class AY, IO	7.00%	12/18/26	6
425	Series 2001-34, Class SR, IO, (30 Day Average SOFR + CSA) × -1+ 8.10% (a)	4.28%	08/18/31	5
612	Series 2001-42, Class SB, (30 Day Average SOFR + CSA) ×-16 + 128.00%, 8.50% Cap (a)	8.50%	09/25/31	614
2,940	Series 2002-22, Class G	6.50%	04/25/32	3,080
85,241	Series 2002-80, Class CZ	4.50%	09/25/32	82,815
34,877	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	4,658
31,494	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	2,983
75,399	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	8,938
2,029	Series 2003-14, Class AT	4.00%	03/25/33	2,017
8,744	Series 2003-21, Class OA	4.00%	03/25/33	8,667
33,387	Series 2003-32, Class UI, IO	6.00%	05/25/33	4,742
180,330	Series 2003-45, Class JB	5.50%	06/25/33	185,964
4,177	Series 2003-63, Class F1, 30 Day Average SOFR + CSA + 0.30% (c)	4.11%	11/25/27	4,173
355,000	Series 2003-71, Class NH	4.29%	08/25/33	351,042

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$109,671	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	$12,686
20,087	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	1,981
30,786	Series 2003-348, Class 18, IO, STRIPS (b)	7.50%	12/25/33	3,681
127,361	Series 2004-25, Class LC	5.50%	04/25/34	131,892
138,919	Series 2004-25, Class UC	5.50%	04/25/34	143,862
52,778	Series 2004-28, Class ZH	5.50%	05/25/34	53,285
78,214	Series 2004-60, Class AC	5.50%	04/25/34	78,223
699,394	Series 2005-2, Class S, IO, (30 Day Average SOFR + CSA) ×-1 + 6.60% (a)	2.79%	02/25/35	60,016
155,241	Series 2005-2, Class TB, IO, (30 Day Average SOFR + CSA) × -1+ 5.90%, 0.40% Cap (a)	0.40%	07/25/33	913
70,695	Series 2005-29, Class ZT	5.00%	04/25/35	69,731
32,742	Series 2005-40, Class SA, IO, (30 Day Average SOFR + CSA) × -1+ 6.70% (a)	2.89%	05/25/35	2,864
381,793	Series 2005-52, Class TZ	6.50%	06/25/35	408,150
1,235,045	Series 2005-57, Class KZ	6.00%	07/25/35	1,293,980
19,356	Series 2005-79, Class NS, IO, (30 Day Average SOFR + CSA) × -1+ 6.09% (a)	2.28%	09/25/35	1,699
1,358,122	Series 2005-86, Class WZ	5.50%	10/25/35	1,382,506
127,683	Series 2005-95, Class WZ	6.00%	11/25/35	130,333
56,547	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	7,208
43,745	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	5,837
20,855	Series 2006-5, Class 2A2, 30 Day Average SOFR + CSA + 0.14% (c)	6.04%	02/25/35	21,173
9,415,886	Series 2006-5, Class N2, IO (e)	0.00%	02/25/35	6,188
21,759	Series 2006-15, Class IS, IO, (30 Day Average SOFR + CSA) × -1+ 6.58% (a)	2.77%	03/25/36	2,386
172,118	Series 2006-20, Class PI, IO, (30 Day Average SOFR + CSA) × -1+ 6.68% (a)	2.87%	11/25/30	7,933
32,610	Series 2006-31, Class PZ	6.00%	05/25/36	34,275
26,077	Series 2006-85, Class MZ	6.50%	09/25/36	27,692
122,033	Series 2006-117, Class GF, 30 Day Average SOFR + CSA + 0.35% (c)	4.16%	12/25/36	121,040
1,080,111	Series 2006-118, Class A1, 30 Day Average SOFR + CSA + 0.06% (c)	4.05%	12/25/36	1,055,915
16,190	Series 2007-25, Class FB, 30 Day Average SOFR + CSA + 0.33% (c)	4.14%	04/25/37	16,033
971,652	Series 2007-57, Class ZG	4.75%	06/25/37	957,936
656,350	Series 2007-60, Class ZS	4.75%	07/25/37	659,348
417,389	Series 2007-68, Class AE	6.50%	07/25/37	440,136
167,167	Series 2007-116, Class PB	5.50%	08/25/35	174,010
36,175	Series 2007-117, Class MD	5.50%	07/25/37	37,269
1,550,109	Series 2007-W10, Class 3A (e)	5.38%	06/25/47	1,594,565
146,168	Series 2008-3, Class FZ, 30 Day Average SOFR + CSA + 0.55% (c)	4.36%	02/25/38	142,082
14,800	Series 2008-8, Class ZA	5.00%	02/25/38	14,523
1,592	Series 2008-17, Class IP, IO (h)	6.50%	02/25/38	24
1,294,032	Series 2009-37, Class NZ	5.71%	02/25/37	1,336,909
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	4,497,489
1,791,779	Series 2009-85, Class J	4.50%	10/25/39	1,806,475

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$121,922	Series 2009-91, Class HL	5.00%	11/25/39	$124,840
97,000	Series 2009-92, Class DB	5.00%	11/25/39	99,287
1,002,631	Series 2009-103, Class PZ	6.00%	12/25/39	1,046,213
89,551	Series 2009-106, Class SN, IO, (30 Day Average SOFR + CSA) ×-1+ 6.25% (a)	2.44%	01/25/40	6,328
322,158	Series 2009-109, Class PZ	4.50%	01/25/40	308,532
36,001	Series 2009-115, Class HZ	5.00%	01/25/40	36,897
231,838	Series 2010-3, Class DZ	4.50%	02/25/40	219,138
93,850	Series 2010-21, Class KO, PO	(d)	03/25/40	83,098
500,000	Series 2010-35, Class EP	5.50%	04/25/40	505,164
202,469	Series 2010-38, Class KC	4.50%	04/25/40	203,787
250,334	Series 2010-45, Class WB	5.00%	05/25/40	256,763
219,830	Series 2010-68, Class BI, IO	5.50%	07/25/50	56,049
59,316	Series 2010-115, Class PO, PO	(d)	04/25/40	52,382
125,760	Series 2010-129, Class SM, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (a)	2.19%	11/25/40	7,492
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	2,734,399
106,508	Series 2011-9, Class AZ	5.00%	05/25/40	108,167
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	1,572,062
58,087	Series 2011-30, Class LS, IO (b)	2.00%	04/25/41	4,439
157,215	Series 2011-30, Class ZB	5.00%	04/25/41	156,094
196,475	Series 2011-52, Class GB	5.00%	06/25/41	201,921
99,303	Series 2011-74, Class TQ, IO, (30 Day Average SOFR + CSA) × -6.43+ 55.93%, 4.50% Cap (a)	4.50%	12/25/33	10,322
15,284	Series 2011-101, Class EI, IO (h)	3.50%	10/25/26	22
750,000	Series 2011-105, Class MB	4.00%	10/25/41	680,968
2,078,648	Series 2011-111, Class PZ	4.50%	11/25/41	2,054,135
1,455,625	Series 2011-123, Class JS, IO, (30 Day Average SOFR + CSA) × -1+ 6.65% (a)	2.84%	03/25/41	66,421
776,952	Series 2012-39, Class PB	4.25%	04/25/42	767,812
289,373	Series 2012-52, Class BZ	4.00%	05/25/42	277,287
16,768	Series 2012-66, Class DI, IO	3.50%	06/25/27	216
418,288	Series 2012-103, Class HI, IO	3.00%	09/25/27	5,493
101,646	Series 2012-118, Class IB, IO	3.50%	11/25/42	14,996
5,044,330	Series 2012-122, Class SD, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (a)	2.29%	11/25/42	538,446
435,138	Series 2012-133, Class KO, PO	(d)	12/25/42	223,849
236,722	Series 2012-138, Class MA	1.00%	12/25/42	208,015
651,774	Series 2012-146, Class QA	1.00%	01/25/43	571,854
189,223	Series 2012-409, Class 49, IO, STRIPS (b)	3.50%	11/25/41	26,508
205,745	Series 2012-409, Class 53, IO, STRIPS (b)	3.50%	04/25/42	28,861
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	484,151
78,501	Series 2013-13, Class IK, IO	2.50%	03/25/28	1,448
6,992,085	Series 2013-19, Class ZD	3.50%	03/25/43	6,418,869
55,957	Series 2013-23, Class ZB	3.00%	03/25/43	39,654
750,000	Series 2013-41, Class DB	3.00%	05/25/43	618,613
724,026	Series 2013-43, Class IX, IO	4.00%	05/25/43	133,033
392,427	Series 2013-52, Class MD	1.25%	06/25/43	337,089
314,135	Series 2013-55, Class AI, IO	3.00%	06/25/33	24,309

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$13,038,783	Series 2013-75, Class ZG	3.25%	07/25/43	$11,031,176
379,979	Series 2013-105, Class BN	4.00%	05/25/43	357,301
93,498	Series 2013-105, Class KO, PO	(d)	10/25/43	83,088
195,852	Series 2013-106, Class KN	3.00%	10/25/43	159,771
12,475,665	Series 2013-115, Class Z	3.00%	11/25/33	12,069,210
31,244,123	Series 2013-119, Class VZ	3.00%	10/25/33	30,415,804
29,401,920	Series 2013-119, Class ZB	3.00%	12/25/33	28,447,390
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	1,005,888
17,788,016	Series 2013-136, Class DZ	3.00%	01/25/44	16,442,015
16,572	Series 2014-29, Class GI, IO	3.00%	05/25/29	403
210,283	Series 2014-46, Class KA (b)	6.50%	08/25/44	203
32,503,321	Series 2014-60, Class EZ	3.00%	10/25/44	30,004,732
50,712	Series 2014-68, Class GI, IO	4.50%	10/25/43	2,344
685,437	Series 2014-82, Class GZ	4.00%	12/25/44	597,869
19,821	Series 2014-84, Class LI, IO	3.50%	12/25/26	161
875,000	Series 2015-16, Class MY	3.50%	04/25/45	763,642
10,999,479	Series 2015-49, Class LE	3.00%	07/25/45	10,663,939
836	Series 2015-93, Class KI, IO (h)	3.00%	09/25/44	0
4,703,837	Series 2016-2, Class EZ	2.50%	02/25/46	4,343,161
8,774,460	Series 2016-37, Class PY	3.00%	06/25/46	7,410,526
11,891,603	Series 2016-40, Class MS, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (a)	2.19%	07/25/46	1,453,913
11,510,000	Series 2016-50, Class GY	3.00%	08/25/46	9,466,052
3,740,122	Series 2016-62, Class SB, IO, (30 Day Average SOFR + CSA) × -1+ 6.10% (a)	2.29%	09/25/46	319,441
4,898,531	Series 2016-63, Class AF, 30 Day Average SOFR + CSA + 0.50% (c)	4.31%	09/25/46	4,841,016
2,233,357	Series 2016-73, Class PI, IO	3.00%	08/25/46	376,324
255,243	Series 2016-74, Class HI, IO	3.50%	10/25/46	46,320
2,123,647	Series 2016-83, Class FA, 30 Day Average SOFR + CSA + 0.50% (c)	4.31%	11/25/46	2,099,001
151,532	Series 2016-84, Class DF, 30 Day Average SOFR + CSA + 0.42% (c)	4.56%	11/25/46	148,793
12,673,026	Series 2017-3, Class LZ	3.50%	02/25/47	11,654,927
5,518,128	Series 2017-18, Class AS, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (a)	2.24%	03/25/47	544,161
597,364	Series 2017-46, Class BY	3.00%	06/25/47	447,407
13,516,579	Series 2017-50, Class BZ	3.00%	07/25/47	12,075,460
4,549,501	Series 2017-84, Class ZK	3.50%	10/25/57	3,930,215
2,463,995	Series 2017-87, Class ZA	4.00%	11/25/57	2,099,854
2,910,660	Series 2018-17, Class Z	3.50%	03/25/48	2,500,491
862,666	Series 2018-45, Class FT, 30 Day Average SOFR + CSA + 0.30% (c)	4.11%	06/25/48	841,841
2,265,724	Series 2018-72, Class FB, 30 Day Average SOFR + CSA + 0.35% (c)	4.16%	10/25/58	2,197,905
22,800,212	Series 2018-84, Class ZM	4.00%	11/25/48	21,605,759
2,835,017	Series 2018-86, Class DL	3.50%	12/25/48	2,644,914
1,522,053	Series 2018-92, Class DB	3.50%	01/25/49	1,416,142
5,567,006	Series 2018-94, Class AZ	4.00%	01/25/49	5,328,835
9,449,417	Series 2019-17, Class GZ	4.00%	11/25/56	8,595,628

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$6,904,720	Series 2019-18, Class FL, 30 Day Average SOFR + CSA + 0.40% (c)	4.21%	05/25/49	$6,833,192
3,303,759	Series 2019-33, Class F, 30 Day Average SOFR + CSA + 0.45% (c)	4.26%	07/25/49	3,253,138
3,204,766	Series 2019-33, Class FK, 30 Day Average SOFR + CSA + 0.45% (c)	4.26%	07/25/49	3,145,883
5,030,926	Series 2019-38, Class CF, 30 Day Average SOFR + CSA + 0.45% (c)	4.26%	07/25/49	4,948,582
8,875,086	Series 2019-41, Class SN, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (a)	2.24%	08/25/49	804,893
12,564,413	Series 2019-70, Class WA, PO	(d)	11/25/42	10,997,402
8,259,694	Series 2020-9, Class SJ, IO, (30 Day Average SOFR + CSA) ×-1 + 6.00% (a)	2.19%	02/25/50	1,189,986
12,308,124	Series 2020-12, Class FL, 30 Day Average SOFR + CSA + 0.45% (c)	4.26%	03/25/50	12,076,098
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	3,594,131
3,849,765	Series 2020-22, Class FA, 30 Day Average SOFR + CSA + 0.40% (c)	4.21%	04/25/50	3,767,777
14,072,729	Series 2020-34, Class FA, 30 Day Average SOFR + CSA + 0.45% (c)	4.26%	06/25/50	13,786,111
5,754,015	Series 2020-38, Class NF, 30 Day Average SOFR + CSA + 0.45% (c)	4.26%	06/25/50	5,631,386
11,161,946	Series 2020-47, Class FA, 30 Day Average SOFR + CSA + 0.40% (c)	4.21%	07/25/50	10,944,535
4,692,499	Series 2020-49, Class FB, 30 Day Average SOFR + CSA + 0.40% (c)	4.21%	07/25/50	4,580,834
9,563,400	Series 2020-93, Class NI, IO	3.00%	01/25/51	823,440
6,209,992	Series 2021-18, Class JC	1.50%	04/25/36	5,751,480
25,029,937	Series 2022-57, Class FB, 30 Day Average SOFR + 0.70% (c)	4.40%	09/25/52	24,869,162
23,882,368	Series 2022-62, Class FM, 30 Day Average SOFR + 0.65% (c)	4.35%	09/25/52	23,765,534
22,851,830	Series 2022-66, Class CF, 30 Day Average SOFR + 0.80% (c)	4.50%	10/25/52	22,779,993
18,506,686	Series 2022-69, Class FA, 30 Day Average SOFR + 0.82% (c)	4.52%	10/25/52	18,458,593
18,306,662	Series 2022-70, Class FA, 30 Day Average SOFR + 0.86% (c)	4.56%	10/25/52	18,279,061
5,181,573	Series 2023-40, Class DO, PO	(d)	09/25/53	4,216,151
7,448,620	Series 2023-44, Class PO, PO	(d)	10/25/53	6,224,839
12,002,511	Series 2024-20, Class QZ	4.00%	10/25/45	10,953,883
10,983,478	Series 2024-20, Class ZA	4.00%	10/25/45	10,028,720
26,799,639	Series 2024-26, Class PO, PO	(d)	05/25/54	21,145,454
12,923,471	Series 2024-28, Class CZ	4.00%	05/25/44	11,869,378
4,535,839	Series 2024-39, Class AV	3.00%	11/25/33	4,345,803
5,151,887	Series 2024-60, Class GV	4.00%	11/25/35	5,159,308
5,090,483	Series 2024-60, Class VA	4.50%	10/25/35	5,085,112
2,110,855	Series 2024-74, Class VT	4.50%	11/25/35	2,107,389
12,752,347	Series 2024-81, Class FE, 30 Day Average SOFR + 1.15% (c)	4.85%	07/25/54	12,834,006
13,601,601	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (c)	4.85%	11/25/54	13,695,544
31,797,164	Series 2024-91, Class FL, 30 Day Average SOFR + 1.35% (c)	5.05%	12/25/54	32,156,548
21,289,445	Series 2024-98, Class FG, 30 Day Average SOFR + 1.00% (c)	4.70%	11/25/54	21,387,487
17,812,983	Series 2025-6, Class LF, 30 Day Average SOFR + 1.80% (c)	5.50%	02/25/55	18,074,994
6,321,211	Series 2025-32, Class FD, 30 Day Average SOFR + 1.75% (c)	5.45%	05/25/55	6,414,205
12,331,414	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (c)	4.50%	06/25/55	12,331,807

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$29,578,648	Series 2025-49, Class FD, 30 Day Average SOFR + 0.80% (c)	4.50%	06/25/55	$29,575,889
7,211,738	Series 2025-60, Class EZ	4.00%	07/25/48	6,067,426
	Federal National Mortgage Association Grantor Trust
11,532,000	Series 2002-T8, Class A (e)	6.79%	07/25/32	12,107,869
1,505,589	Series 2005-T1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.40% (c)	4.19%	05/25/35	1,443,675
	Government National Mortgage Association
149,515	Series 2003-18, Class PG	5.50%	03/20/33	149,159
1,843,842	Series 2003-35, Class TZ	5.75%	04/16/33	1,839,889
154,676	Series 2003-62, Class MZ	5.50%	07/20/33	154,376
55,098	Series 2004-37, Class B	6.00%	04/17/34	55,232
319,542	Series 2004-49, Class MZ	6.00%	06/20/34	320,855
22,486	Series 2004-68, Class ZC	6.00%	08/20/34	22,684
27,250	Series 2004-71, Class ST, (1 Mo. CME Term SOFR + CSA) × -6.25+ 44.50%, 7.00% Cap (a)	7.00%	09/20/34	27,443
105,507	Series 2004-88, Class SM, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	2.31%	10/16/34	498
286,331	Series 2004-105, Class JZ	5.00%	12/20/34	285,678
151,577	Series 2004-105, Class KA	5.00%	12/16/34	151,279
285,142	Series 2005-3, Class JZ	5.00%	01/16/35	283,583
285,142	Series 2005-3, Class KZ	5.00%	01/16/35	283,970
67,555	Series 2005-33, Class AY	5.50%	04/16/35	67,450
61,710	Series 2005-41, Class PA	4.00%	05/20/35	61,196
1,190,034	Series 2005-78, Class ZA	5.00%	10/16/35	1,192,532
111,527	Series 2005-93, Class PO, PO	(d)	06/20/35	94,862
341,230	Series 2006-38, Class OH	6.50%	08/20/36	340,446
228,990	Series 2006-61, Class ZA	5.00%	11/20/36	228,746
559,522	Series 2007-16, Class OZ	6.00%	04/20/37	563,045
77,356	Series 2007-27, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (a)	2.41%	05/20/37	1,284
58,547	Series 2007-41, Class OL, PO	(d)	07/20/37	50,347
113,368	Series 2007-42, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.75% (a)	2.96%	07/20/37	3,875
353,207	Series 2007-71, Class ZD	6.00%	11/20/37	352,470
179,725	Series 2007-81, Class FZ, 1 Mo. CME Term SOFR + CSA + 0.35% (c)	4.14%	12/20/37	175,872
55,209	Series 2008-33, Class XS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.70% (a)	3.91%	04/16/38	2,498
293,054	Series 2008-47, Class ML	5.25%	06/16/38	298,507
85,666	Series 2008-54, Class PE	5.00%	06/20/38	87,296
256,655	Series 2008-71, Class JI, IO	6.00%	04/20/38	2,559
70,089	Series 2009-14, Class KI, IO	6.50%	03/20/39	3,554
22,998	Series 2009-14, Class KS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.30% (a)	2.51%	03/20/39	783
54,055	Series 2009-25, Class SE, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.60% (a)	3.81%	09/20/38	1,137
1,907,281	Series 2009-29, Class PC	7.00%	05/20/39	2,023,352
499,570	Series 2009-32, Class SZ	5.50%	05/16/39	503,179
3,732,300	Series 2009-57, Class VB	5.00%	06/16/39	3,730,137
361,315	Series 2009-61, Class PZ	7.50%	08/20/39	384,376

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$5,241,007	Series 2009-61, Class WQ, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (a)	2.46%	11/16/35	$470,953
693,996	Series 2009-69, Class ZB	6.00%	08/20/39	699,690
455,000	Series 2009-75, Class JN	5.50%	09/16/39	461,829
749,845	Series 2009-78, Class KZ	5.50%	09/16/39	755,464
60,721	Series 2009-79, Class OK, PO	(d)	11/16/37	50,947
176,433	Series 2009-81, Class TZ	5.50%	09/20/39	173,164
57,248	Series 2009-94, Class AL	5.00%	10/20/39	59,450
2,177,028	Series 2009-106, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	2.31%	04/20/36	81,658
60,703	Series 2009-106, Class WZ	5.50%	11/16/39	59,114
732,000	Series 2009-126, Class LB	5.00%	12/20/39	744,244
7,217	Series 2010-4, Class WA	3.00%	01/16/40	6,982
1,159,611	Series 2010-59, Class ZD	6.50%	05/20/40	1,269,648
712,242	Series 2010-85, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (a)	2.81%	07/20/37	23,183
89,000	Series 2010-116, Class BM	4.50%	09/16/40	87,181
1,406,100	Series 2010-116, Class JB	5.00%	06/16/40	1,410,194
409,982	Series 2010-157, Class OP, PO	(d)	12/20/40	356,275
325,510	Series 2011-4, Class PZ	5.00%	01/20/41	326,140
771,202	Series 2011-35, Class BP	4.50%	03/16/41	772,838
58,783	Series 2011-48, Class LI, IO	5.50%	01/16/41	3,076
3,724,062	Series 2011-61, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.47% (a)	2.68%	02/20/38	39,618
27,768	Series 2011-63, Class BI, IO	6.00%	02/20/38	120
852,743	Series 2011-81, Class IC, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.72%, 0.62% Cap (a)	0.62%	07/20/35	1,157
992	Series 2011-112, Class IP, IO (h)	0.50%	08/16/26	0
239,265	Series 2011-129, Class CL	5.00%	03/20/41	238,852
25,540	Series 2011-151, Class TB, IO, (1 Mo. CME Term SOFR + CSA) ×-70+ 465.50%, 3.50% Cap (a)	3.50%	04/20/41	2,256
4,148,481	Series 2012-84, Class QS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	2.31%	07/16/42	352,947
6,711,842	Series 2012-84, Class SJ, (1 Mo. CME Term SOFR + CSA) × -0.57+ 2.51% (a)	0.35%	07/16/42	4,223,049
251,623	Series 2012-108, Class KB	2.75%	09/16/42	199,875
472,283	Series 2012-143, Class TI, IO	3.00%	12/16/27	5,620
945,216	Series 2012-149, Class PC (b)	6.27%	12/20/42	990,129
44,669	Series 2013-5, Class IA, IO	3.50%	10/16/42	5,278
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	1,887,653
93,463	Series 2013-69, Class PI, IO	5.00%	05/20/43	7,361
953,680	Series 2013-70, Class PM	2.50%	05/20/43	763,661
65,030	Series 2013-91, Class PB	3.50%	09/20/42	64,849
547,027	Series 2013-130, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	2.31%	09/20/43	67,570
688,000	Series 2013-183, Class PB	4.50%	12/20/43	662,901
363,402	Series 2014-44, Class IC, IO	3.00%	04/20/28	2,232
4,099,326	Series 2014-44, Class ID, IO (b) (e)	0.33%	03/16/44	35,222
11,394	Series 2014-91, Class JI, IO	4.50%	01/20/40	587
685,140	Series 2014-94, Class Z	4.50%	01/20/44	675,316

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$1,846,048	Series 2014-116, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 5.60% (a)	1.81%	08/20/44	$159,412
729,616	Series 2014-118, Class TV, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (a)	2.46%	05/20/44	77,880
10,355,938	Series 2015-24, Class BZ	3.00%	02/20/45	9,340,490
2,715,325	Series 2015-66, Class LI, IO	5.00%	05/16/45	182,364
3,027	Series 2015-95, Class IK, IO (b) (h)	0.00%	05/16/37	0
5,739,859	Series 2015-123, Class ZA	3.50%	09/20/45	5,415,149
249,454	Series 2015-137, Class WA (b) (e)	5.55%	01/20/38	259,234
174,004	Series 2015-138, Class MI, IO	4.50%	08/20/44	12,687
21,151	Series 2015-151, Class KW (b)	4.18%	04/20/34	21,108
28,726,451	Series 2015-164, Class MZ	3.00%	09/20/45	22,629,911
215,358	Series 2016-16, Class KZ	3.00%	02/16/46	174,290
8,253,051	Series 2016-20, Class FN, 1 Mo. CME Term SOFR + CSA + 0.40% (c)	4.19%	02/20/46	8,130,172
4,274,252	Series 2016-37, Class AF, 1 Mo. CME Term SOFR + CSA + 0.47% (c)	4.28%	11/20/43	4,215,551
8,965	Series 2016-55, Class PB (b)	5.40%	03/20/31	9,107
633,020	Series 2016-69, Class WI, IO	4.50%	05/20/46	129,805
1,707,685	Series 2016-75, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.00% (a)	2.21%	05/20/40	143,850
316,440	Series 2016-78, Class UI, IO	4.00%	06/20/46	64,700
7,231,381	Series 2016-83, Class BP	3.00%	06/20/46	6,108,246
198,660	Series 2016-99, Class JA (b)	5.48%	11/20/45	207,493
1,154,859	Series 2016-109, Class ZM	3.50%	08/20/36	1,060,356
3,962,124	Series 2016-111, Class PI, IO	3.50%	06/20/45	491,188
5,126,595	Series 2016-120, Class AS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	2.31%	09/20/46	768,425
464,000	Series 2016-141, Class PC	5.00%	10/20/46	448,441
362,825	Series 2016-145, Class LZ	3.00%	10/20/46	258,711
5,921,184	Series 2016-156, Class ZM	3.50%	11/20/46	5,422,883
303,000	Series 2016-160, Class LE	2.50%	11/20/46	211,375
119,059	Series 2016-167, Class KI, IO	6.00%	12/16/46	12,920
1,566,047	Series 2017-12, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (a)	2.31%	01/20/47	220,513
1,111,074	Series 2017-17, Class KZ	4.50%	02/20/47	1,012,779
2,382,468	Series 2017-32, Class DI, IO	5.50%	05/20/35	227,515
6,764,466	Series 2017-33, Class PZ	3.00%	02/20/47	5,782,298
2,686,985	Series 2017-56, Class BI, IO	6.00%	04/16/47	346,685
2,590,708	Series 2017-123, Class IO, IO	5.00%	08/16/47	451,547
3,135,781	Series 2017-130, Class LS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (a)	2.41%	08/16/47	327,135
1,924,484	Series 2017-133, Class JI, IO	7.00%	06/20/41	190,697
2,372,372	Series 2017-186, Class TI, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.50%, 0.50% Cap (a)	0.50%	05/20/40	27,763
992,505	Series 2018-44, Class Z	2.50%	09/20/47	752,502
5,909,693	Series 2018-78I, Class EZ	3.00%	04/20/48	5,464,411
2,924,887	Series 2018-79, Class IO, IO	5.00%	06/20/48	349,150
3,536,827	Series 2018-131, Class IA, IO	5.00%	04/20/44	496,628
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	9,276,406

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$5,479,084	Series 2018-155, Class KD	4.00%	11/20/48	$5,239,482
2,944,991	Series 2018-160, Class GY	4.50%	11/20/48	2,804,910
717,967	Series 2019-27, Class DI, IO	5.50%	01/20/40	103,858
7,300,434	Series 2019-128, Class EF, 1 Mo. CME Term SOFR + CSA + 0.57%, 4.00% Cap (c)	4.00%	10/20/49	6,748,800
1,659,190	Series 2019-128, Class ES, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 3.43%, 0.00% Floor (a)	0.00%	10/20/49	14,172
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	609,098
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	2,597,397
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,473,649
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	4,304,619
5,126,759	Series 2021-46, Class IL, IO	3.00%	03/20/51	663,100
35,670,138	Series 2022-63, Class AZ	3.00%	08/20/51	29,864,870
18,589,331	Series 2022-63, Class BZ	3.50%	11/20/46	15,817,929
21,046,690	Series 2022-63, Class HZ	2.50%	11/20/51	15,531,325
12,226,624	Series 2022-63, Class MZ	3.00%	05/20/51	9,519,372
17,404,227	Series 2022-65, Class BZ	3.50%	04/20/52	13,900,812
7,960,211	Series 2022-68, Class DZ	3.50%	04/20/52	6,292,346
13,874,226	Series 2022-68, Class MZ	3.50%	04/20/52	11,443,961
15,378,213	Series 2022-68, Class XA	3.50%	02/20/49	14,970,587
14,322,260	Series 2022-68, Class Z	3.50%	04/20/52	11,742,219
19,256,520	Series 2022-68, Class ZC	3.50%	04/20/52	15,386,430
8,158,107	Series 2022-69, Class FA, 30 Day Average SOFR + 0.75% (c)	4.45%	04/20/52	7,701,463
12,991,946	Series 2022-69, Class QL	3.00%	04/20/52	11,435,903
10,919,171	Series 2022-76, Class PG	4.00%	04/20/52	10,830,334
10,917,513	Series 2022-78, Class AM	3.50%	04/20/52	8,389,547
15,461,678	Series 2022-90, Class KZ	3.00%	04/20/51	11,850,980
9,127,149	Series 2022-90, Class ZG	1.50%	02/20/52	4,778,874
22,341,349	Series 2022-124, Class EY	4.00%	07/20/52	19,411,462
12,000,000	Series 2022-124, Class MY	3.50%	07/20/52	10,433,582
23,600,000	Series 2022-139, Class AL	4.00%	07/20/51	21,570,792
7,289,913	Series 2022-146, Class MF, 30 Day Average SOFR + 0.45% (c)	4.15%	08/20/52	7,194,358
10,896,838	Series 2022-154, Class EZ	3.50%	09/20/52	8,958,410
11,106,000	Series 2022-191, Class BY	4.00%	08/20/41	10,718,623
10,173,000	Series 2022-204, Class YC	4.00%	07/20/52	9,482,480
10,738,770	Series 2023-81, Class YD	4.00%	06/20/53	9,691,255
7,461,723	Series 2023-169, Class EO, PO	(d)	05/20/53	6,144,065
11,273,154	Series 2024-181, Class FQ, 30 Day Average SOFR + 1.15% (c)	4.85%	11/20/54	11,363,411
5,048,939	Series 2025-4, Class FY, 30 Day Average SOFR + 1.60% (c)	5.30%	01/20/55	5,116,151
22,041,768	Series 2025-83, Class SB, (30 Day Average SOFR) ×-2.50+ 14.50% (a)	5.24%	05/20/55	21,583,388
19,646,173	Series 2025-95, Class DC, (30 Day Average SOFR) ×-2.50+ 14.63% (a)	5.37%	05/20/55	18,527,618
35,834,615	Series 2025-98, Class SX, (30 Day Average SOFR) ×-1.80+ 10.44% (a)	3.77%	06/20/55	33,347,843
32,334,028	Series 2025-131, Class ST, (30 Day Average SOFR) ×-1.80+ 10.89% (a)	4.22%	08/20/55	28,650,241
				2,232,174,819

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities — 8.5%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
$79,276,000	Series 2020-RR02, Class DX, IO (b)	1.82%	09/27/28	$3,104,408
150,334,000	Series 2020-RR06, Class BX, IO (b)	1.84%	05/27/33	11,535,346
37,600,000	Series 2020-RR09, Class AX, IO (b)	2.63%	11/27/28	2,206,545
47,500,000	Series 2020-RR09, Class BX, IO (b)	2.20%	02/27/29	2,685,992
96,907,000	Series 2020-RR10, Class X, IO (b)	2.01%	12/27/27	2,058,697
112,919,000	Series 2020-RR11, Class AX, IO (b)	2.84%	01/27/29	6,051,894
42,698,817	Series 2020-RR11, Class BX, IO (b)	2.45%	12/27/28	1,135,682
34,897,468	Series 2020-RR14, Class X, IO (e)	2.13%	03/27/34	4,479,648
31,756,841	Series 2021-P009, Class X, IO (e)	1.31%	01/25/31	785,559
3,881,063	Series 2021-P011, Class X1, IO (e)	1.75%	09/25/45	414,156
112,345,000	Series 2021-RR15, Class X, IO (e)	1.56%	10/27/34	10,093,861
100,924,000	Series 2021-RR18, Class X, IO (e)	1.90%	10/27/28	3,724,222
20,098,730	Series 2021-RR19, Class X, IO (e)	2.01%	04/27/29	858,439
55,000,000	Series 2021-RR20, Class X, IO (e)	1.85%	04/25/33	5,835,263
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
8,120,219	Series 2015-K047, Class X3, IO (e) (h)	4.20%	06/25/43	837
263,009,651	Series 2016-KIR1, Class X, IO (e) (h)	1.00%	03/25/26	8,443
1,753,121	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (c)	4.33%	10/25/28	1,751,836
71,595,259	Series 2019-K097, Class X1, IO (e)	1.08%	07/25/29	2,359,307
55,615,827	Series 2019-K099, Class X1, IO (e)	0.87%	09/25/29	1,483,636
57,790,000	Series 2019-K099, Class XAM, IO (e)	1.14%	09/25/29	2,090,306
122,138,674	Series 2019-K100, Class X1, IO (e)	0.64%	09/25/29	2,465,064
67,462,121	Series 2019-K101, Class X1, IO (b)	0.83%	10/25/29	1,796,773
64,993,000	Series 2019-K102, Class XAM, IO (b)	1.08%	10/25/29	2,283,253
59,029,000	Series 2019-K103, Class XAM, IO (e)	0.90%	11/25/29	1,787,151
43,965,667	Series 2019-K734, Class XAM, IO (e)	0.53%	02/25/26	10,321
31,634,235	Series 2019-K735, Class X1, IO (e)	0.96%	05/25/26	49,947
46,156,379	Series 2019-K736, Class X1, IO (e)	1.26%	07/25/26	128,726
28,299,494	Series 2019-K1510, Class X1, IO (e)	0.48%	01/25/34	777,512
15,445,595	Series 2019-K1511, Class X1, IO (e)	0.77%	03/25/34	684,672
155,524,679	Series 2019-K1512, Class X1, IO (e)	0.90%	04/25/34	7,737,819
56,018,748	Series 2019-K1513, Class X1, IO (e)	0.85%	08/25/34	2,775,830
6,993,595	Series 2019-KJ24, Class A2	2.82%	09/25/27	6,915,478
35,529,637	Series 2020-K109, Class XAM, IO (e)	1.80%	04/25/30	2,364,362
112,890,237	Series 2020-K110, Class X1, IO (e)	1.64%	04/25/30	6,370,746
24,006,055	Series 2020-K110, Class XAM, IO (e)	1.84%	04/25/30	1,669,379
29,273,633	Series 2020-K112, Class XAM, IO (e)	1.67%	05/25/30	1,882,901
82,019,000	Series 2020-K113, Class XAM, IO (e)	1.58%	06/25/30	5,054,872
53,269,611	Series 2020-K114, Class XAM, IO (e)	1.34%	06/25/30	2,791,770
156,144,688	Series 2020-K115, Class X1, IO (e)	1.31%	06/25/30	7,571,956
55,537,412	Series 2020-K115, Class XAM, IO (e)	1.54%	07/25/30	3,382,678
70,997,477	Series 2020-K116, Class X1, IO (e)	1.41%	07/25/30	3,603,591
55,652,865	Series 2020-K116, Class XAM, IO (e)	1.60%	08/25/30	3,561,973
8,000,000	Series 2020-K117, Class A2	1.41%	08/25/30	7,148,848
63,500,000	Series 2020-K117, Class XAM, IO (e)	1.43%	09/25/30	3,677,793
76,068,788	Series 2020-K118, Class X1, IO (e)	0.95%	09/25/30	2,777,583
37,151,661	Series 2020-K118, Class XAM, IO (e)	1.17%	09/25/30	1,794,607

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$51,000,000	Series 2020-K119, Class XAM, IO (e)	1.13%	10/25/30	$2,396,260
77,535,017	Series 2020-K120, Class XAM, IO (e)	1.21%	10/25/30	3,928,645
24,471,000	Series 2020-K121, Class XAM, IO (e)	1.20%	11/25/30	1,243,543
76,471,208	Series 2020-K122, Class X1, IO (e)	0.87%	11/25/30	2,632,842
35,410,560	Series 2020-K122, Class XAM, IO (e)	1.08%	11/25/30	1,638,726
64,884,080	Series 2020-K737, Class X1, IO (b)	0.61%	10/25/26	190,947
38,645,000	Series 2020-K738, Class XAM, IO (b)	1.37%	03/25/27	521,479
120,901,013	Series 2020-K739, Class X1, IO (e)	1.17%	09/25/27	1,507,648
46,072,531	Series 2020-K739, Class XAM, IO (e)	1.57%	09/25/27	912,093
70,811,000	Series 2020-K740, Class XAM, IO (e)	1.11%	10/25/27	1,177,006
88,868,109	Series 2020-K1515, Class X1, IO (e)	1.51%	02/25/35	8,535,613
44,017,258	Series 2020-K1516, Class X1, IO (e)	1.50%	05/25/35	4,637,042
56,365,243	Series 2020-K1517, Class X1, IO (e)	1.32%	07/25/35	5,057,180
114,748,964	Series 2020-KG04, Class X1, IO (e)	0.84%	11/25/30	3,738,005
5,700,000	Series 2021-K123, Class A2	1.62%	12/25/30	5,103,142
4,725,000	Series 2021-K124, Class A2	1.66%	12/25/30	4,237,750
64,367,000	Series 2021-K128, Class XAM, IO (e)	0.73%	03/25/31	2,188,658
132,616,987	Series 2021-K129, Class X1, IO (e)	1.03%	05/25/31	5,443,331
43,636,000	Series 2021-K129, Class XAM, IO (e)	1.21%	05/25/31	2,433,340
66,437,900	Series 2021-K130, Class X1, IO (e)	1.03%	06/25/31	3,026,579
41,565,013	Series 2021-K130, Class XAM, IO (e)	1.21%	07/25/31	2,432,135
58,530,863	Series 2021-K131, Class XAM, IO (e)	0.94%	07/25/31	2,705,946
78,491,000	Series 2021-K132, Class XAM, IO (e)	0.85%	09/25/31	3,248,185
107,703,000	Series 2021-K741, Class XAM, IO (e)	0.94%	12/25/27	1,606,424
103,167,567	Series 2021-K744, Class X1, IO (e)	0.86%	07/25/28	1,800,078
9,317,437	Series 2021-K1522, Class A1	1.91%	11/25/35	8,045,731
158,718,425	Series 2021-KG05, Class X1, IO (e)	0.31%	01/25/31	2,041,976
4,784,764	Series 2022-K142, Class A1	2.40%	12/25/31	4,501,599
200,000,000	Series 2022-K148, Class XAM, IO (e)	0.25%	08/25/32	3,312,530
4,571,304	Series 2022-K150, Class A1	4.00%	12/25/31	4,569,032
649,124	Series 2022-K152, Class A1	3.78%	01/25/32	647,108
4,909,394	Series 2023-K154, Class A1	4.36%	02/25/32	4,973,112
10,000,000	Series 2023-KJ47, Class A2	5.43%	06/25/31	10,449,105
113,233,000	Series 2024-K757, Class XAM, IO (e)	0.99%	08/25/31	5,385,990
11,475,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	11,641,606
9,700,000	Series 2024-KJ52, Class A2	4.76%	01/25/32	9,862,148
213,510,059	Series 2025-K541, Class X1, IO (e)	0.81%	02/25/30	5,108,847
	Federal National Mortgage Association Alternative Credit Enhancement Securities
7,793,130	Series 2017-M8, Class A2	3.06%	05/25/27	7,722,144
23,861,802	Series 2023-M1, Class 2A1 (e)	3.95%	12/25/37	23,271,888
27,009,900	Series 2023-M1, Class Z (e)	3.95%	01/25/53	19,031,536
13,648,346	Series 2024-M3, Class Z (e)	4.55%	04/25/53	11,158,319
	Government National Mortgage Association
2,130,063	Series 2011-31, Class Z (b)	3.45%	09/16/52	1,942,164
20,456,023	Series 2012-120, Class Z (b)	2.46%	01/16/55	13,562,398
85,447	Series 2013-74, Class AG (e)	2.57%	12/16/53	72,027
3,734	Series 2013-194, Class AE (b)	2.75%	11/16/44	3,557

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$17,932,161	Series 2015-30, Class DZ	2.95%	05/16/55	$16,286,324
2,585,939	Series 2015-125, Class VA (b)	2.70%	05/16/35	2,509,056
3,454,844	Series 2017-23, Class Z	2.50%	05/16/59	2,057,763
4,495,255	Series 2017-35, Class Z	2.50%	05/16/59	2,799,054
1,944,060	Series 2017-106, Class AE	2.60%	12/16/56	1,592,976
2,865,962	Series 2017-146, Class Z	2.60%	09/16/57	1,795,194
4,700,388	Series 2018-4, Class Z	2.50%	10/16/59	2,624,659
18,797,975	Series 2018-123, Class Z	2.50%	06/16/60	13,904,821
26,885,435	Series 2018-170, Class Z	2.50%	11/16/60	19,869,605
19,863,343	Series 2019-7, Class Z	2.50%	01/16/61	12,766,641
2,061,990	Series 2019-104, Class Z	2.80%	05/16/61	1,116,343
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	3,435,269
9,339,753	Series 2020-169, Class Z	1.83%	06/16/62	3,305,882
27,287,204	Series 2021-31, Class IO, IO (e)	0.94%	01/16/61	1,897,926
24,114,501	Series 2022-43, Class Z	2.00%	09/16/61	12,280,341
20,562,111	Series 2022-106, Class Z	2.00%	05/16/63	11,946,687
49,949,941	Series 2024-32, IO (e)	0.70%	06/16/63	2,592,846
39,402,958	Series 2025-21, Class IO, IO (e)	0.95%	04/16/65	2,773,606
69,795,258	Series 2025-153, Class IO, IO (e)	0.85%	09/16/67	5,265,857
186,266,246	Series 2025-206, Class IO, IO (e)	0.80%	04/16/64	11,302,580
				495,498,526
	Pass-Through Securities — 29.7%
	Federal Home Loan Mortgage Corporation
365,355	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (c)	5.07%	12/01/48	369,086
46,395	Pool A19763	5.00%	04/01/34	46,566
214,754	Pool A47828	3.50%	08/01/35	209,729
81,627	Pool A47937	5.50%	08/01/35	83,751
49,565	Pool A48972	5.50%	05/01/36	51,779
45,950	Pool A54675	5.50%	01/01/36	48,001
99,252	Pool A65324	5.50%	09/01/37	102,974
55,360	Pool A97294	4.00%	02/01/41	54,525
480,642	Pool B70791	4.00%	06/01/39	479,537
1,446	Pool C01310	6.50%	03/01/32	1,507
6,777	Pool C03458	5.00%	02/01/40	6,960
65,218	Pool C04269	3.00%	10/01/42	60,506
8,975	Pool C91482	3.50%	07/01/32	8,848
319	Pool E02883	4.00%	04/01/26	318
6,860	Pool G01443	6.50%	08/01/32	7,152
138,904	Pool G02017	5.00%	12/01/35	142,427
69,022	Pool G04814	5.50%	10/01/38	71,862
6,910	Pool G05173	4.50%	11/01/31	6,902
58,091	Pool G05275	5.50%	02/01/39	59,787
37,550	Pool G05449	4.50%	05/01/39	37,814
106,850	Pool G06583	5.00%	06/01/41	109,737
251,089	Pool G07100	5.50%	07/01/40	261,242
30,135	Pool G07266	4.00%	12/01/42	29,445
210,393	Pool G07329	4.00%	01/01/43	206,462
227,540	Pool G07683	4.00%	03/01/44	222,772
1,038	Pool G08113	6.50%	02/01/36	1,092

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$25	Pool G14088	4.00%	02/01/26	$25
3,222	Pool G14348	4.00%	10/01/26	3,217
972	Pool G15949	4.00%	01/01/29	972
6,454	Pool G60020	4.50%	12/01/43	6,420
221,749	Pool G60114	5.50%	06/01/41	231,648
376,426	Pool G60168	4.50%	07/01/45	377,797
148,451	Pool G60194	3.50%	08/01/45	140,844
132,549	Pool G60808	3.00%	10/01/46	121,056
1,895	Pool H09034	5.50%	05/01/37	1,924
59,052	Pool N70075	5.00%	01/01/35	59,247
154,371	Pool N70081	5.50%	07/01/38	157,383
36,721	Pool Q07189	4.00%	04/01/42	36,088
12,161	Pool Q07479	3.50%	04/01/42	11,656
50,814	Pool Q11791	3.50%	10/01/42	48,483
33,979	Pool Q11836	3.50%	10/01/42	32,319
246,908	Pool Q14034	3.50%	12/01/42	236,141
297,310	Pool Q54651	4.50%	03/01/48	298,385
361,281	Pool Q55037	4.50%	04/01/48	362,587
1,416,046	Pool Q61217	4.00%	01/01/49	1,377,352
7,547,415	Pool SC0252	3.00%	01/01/42	7,082,755
10,041,129	Pool SD0844	3.50%	07/01/47	9,536,797
7,843,016	Pool SD0887	3.50%	09/01/49	7,432,714
12,462,301	Pool SD0948	3.00%	05/01/47	11,465,264
17,056,446	Pool SD0949	3.00%	09/01/48	15,768,956
12,491,134	Pool SD0954	3.00%	02/01/47	11,575,618
8,202,225	Pool SD0961	3.50%	11/01/48	7,769,230
8,292,747	Pool SD1169	3.50%	02/01/48	7,886,844
14,912,213	Pool SD1170	3.50%	09/01/49	14,130,382
4,255,715	Pool SD1289	3.00%	10/01/50	3,874,592
5,479,576	Pool SD1361	3.50%	02/01/50	5,193,789
29,494,135	Pool SD3140	3.50%	06/01/52	27,327,465
8,465,763	Pool SD4005	4.00%	12/01/49	8,284,077
14,581,526	Pool SD7509	3.00%	11/01/49	13,204,009
3,902,043	Pool SD7550	3.00%	02/01/52	3,540,235
15,202,852	Pool SE9110	2.00%	04/01/52	12,056,980
5,631,582	Pool SF5029	3.50%	02/01/46	5,357,900
26,974,079	Pool SL0847	3.50%	04/01/49	25,293,818
14,092,198	Pool SL1390	4.00%	07/01/50	13,723,723
65,438,350	Pool SL1523	3.50%	07/01/50	61,093,043
114,306,284	Pool SL2533	4.00%	05/01/49	110,415,199
121,567	Pool U50165	4.00%	05/01/32	121,267
1,179,842	Pool U59020	4.00%	06/01/35	1,170,489
627,760	Pool U64762	4.50%	10/01/45	631,851
30,415	Pool U80212	3.50%	02/01/33	29,935
54,084	Pool U90245	3.50%	10/01/42	51,520
529,435	Pool U90690	3.50%	06/01/42	504,342
6,800	Pool U90932	3.00%	02/01/43	6,301
79,806	Pool U99096	4.50%	05/01/44	80,227
8,435,945	Pool ZA4196	3.00%	04/01/43	7,804,092

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$12,016,127	Pool ZL8982	3.50%	01/01/45	$11,428,658
763,838	Pool ZS2492	6.50%	04/01/35	796,117
15,407,909	Pool ZS9446	3.50%	08/01/45	14,694,509
20,827,012	Pool ZS9776	3.50%	08/01/46	19,693,447
38,771,336	Pool ZT0779	3.00%	09/01/47	35,009,671
	Federal National Mortgage Association
22,179	Pool 190371	6.50%	07/01/36	23,521
12,227	Pool 255190	5.50%	05/01/34	12,542
36,284	Pool 256181	5.50%	03/01/36	36,777
3,219	Pool 256808	5.50%	07/01/37	3,203
28,457	Pool 256936	6.00%	10/01/37	29,789
14,068,994	Pool 310208	3.00%	03/01/48	12,549,201
14,339,404	Pool 310211	3.50%	07/01/48	13,412,069
21,179,449	Pool 310230	3.50%	02/01/48	19,769,114
5,079	Pool 555851	6.50%	01/01/33	5,256
148,716	Pool 735415	6.50%	12/01/32	156,047
10,675	Pool 747097	6.00%	10/01/29	10,752
93,311	Pool 788149	5.50%	05/01/33	95,039
137,052	Pool 850000	5.50%	01/01/36	143,004
27,593	Pool 871039	5.50%	02/01/37	27,888
42,219	Pool 888163	7.00%	12/01/33	44,140
6,139	Pool 890149	6.50%	10/01/38	6,515
477,074	Pool 890556	4.50%	10/01/43	475,382
5,401	Pool 930562	5.00%	02/01/39	5,540
76,481	Pool 953115	5.50%	11/01/38	78,803
15,762	Pool 976871	6.50%	08/01/36	16,310
8,394	Pool 995097	6.50%	10/01/37	8,908
22,719	Pool 995228	6.50%	11/01/38	24,112
54,247	Pool AA3303	5.50%	06/01/38	55,290
756,952	Pool AB2506	5.00%	03/01/41	776,126
1,394,058	Pool AB2959	4.50%	07/01/40	1,367,376
377,450	Pool AB8676	3.50%	05/01/42	347,388
2,747	Pool AD5222	4.50%	05/01/30	2,762
100,033	Pool AE0137	4.50%	03/01/36	100,620
1,666,925	Pool AE7733	5.00%	11/01/40	1,709,975
347,818	Pool AE9959	5.00%	03/01/41	356,301
189,430	Pool AH0979	3.50%	01/01/41	179,252
62,098	Pool AH1141	4.50%	12/01/40	62,397
56,109	Pool AI6093	4.50%	06/01/31	56,551
14,537	Pool AI6581	4.50%	07/01/41	14,604
228,967	Pool AI9114	4.00%	06/01/42	224,156
1,040,624	Pool AI9124	4.00%	08/01/42	1,018,279
713,273	Pool AI9158	6.50%	01/01/41	769,938
38,347	Pool AL0212	5.50%	02/01/38	39,384
40,835	Pool AL2142	6.50%	09/01/38	43,219
48,237	Pool AL2892	3.50%	12/01/42	45,818
300,237	Pool AL3093	3.50%	02/01/43	285,384
370,566	Pool AL5890	4.50%	03/01/43	372,275
257,825	Pool AL7637	5.00%	01/01/42	258,864

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$589,234	Pool AL7905	4.50%	03/01/34	$590,993
49,285,269	Pool AL9394	3.00%	11/01/46	44,428,075
9,800,482	Pool AL9401	4.00%	02/01/46	9,602,261
5,024,372	Pool AL9566	3.50%	06/01/46	4,785,119
870,330	Pool AL9777	4.50%	01/01/47	871,665
150,714	Pool AP1197	3.50%	09/01/42	143,716
83,170	Pool AP7963	4.00%	09/01/42	81,453
1,167,701	Pool AQ0411	3.50%	10/01/42	1,115,466
166,262	Pool AQ9999	3.00%	02/01/43	153,861
1,619,504	Pool AS1719	5.00%	02/01/44	1,658,854
124,756	Pool AS7211	3.00%	04/01/46	115,472
25,818,884	Pool AS7738	3.00%	08/01/46	23,438,594
33,912,142	Pool AS7749	3.50%	08/01/46	31,905,963
144,597	Pool AS9990	4.50%	07/01/47	144,194
51,902	Pool AT0332	3.00%	04/01/43	48,280
53,299	Pool AY0013	4.50%	01/01/45	52,598
15,171,787	Pool BF0207	4.50%	04/01/47	15,093,595
9,509	Pool BH9428	4.50%	09/01/47	9,481
30,743	Pool BJ6232	5.00%	04/01/48	31,217
353,321	Pool BJ9100	4.50%	02/01/48	354,180
202,554	Pool BJ9111	4.50%	03/01/48	203,766
769,627	Pool BJ9124	4.50%	04/01/48	772,019
8,609,954	Pool BM3867	4.00%	02/01/46	8,435,842
2,969,825	Pool BM4785	4.50%	10/01/38	2,997,636
3,955,303	Pool BM5671	4.50%	01/01/49	3,964,819
8,151,808	Pool BM6429	3.00%	09/01/48	7,271,466
18,197,827	Pool BM6732	4.00%	11/01/48	17,699,327
13,726,218	Pool BM7079	4.00%	10/01/48	13,301,202
6,011,988	Pool BM7129	3.00%	01/01/47	5,563,852
15,534,291	Pool BM7521	3.50%	10/01/48	14,628,883
25,806,336	Pool BM7665	3.50%	02/01/48	24,236,949
768,110	Pool BN4059	4.00%	12/01/48	733,416
6,735,000	Pool BS3035	1.39%	09/01/28	6,348,420
3,580,957	Pool BV8046	4.50%	09/01/52	3,571,634
3,101,442	Pool CA2947	4.00%	12/01/48	3,017,514
48,141,838	Pool FA1024	2.50%	05/01/51	41,050,678
23,008,093	Pool FA1263	4.50%	01/01/50	23,116,413
22,839,784	Pool FA1348	4.50%	09/01/52	22,904,006
16,322,287	Pool FA1641	4.50%	09/01/50	16,323,788
50,004,659	Pool FA2450	4.00%	03/01/47	48,737,047
1,287,587	Pool FM1284	3.50%	02/01/46	1,222,855
1,112,217	Pool FM1285	4.00%	10/01/43	1,091,884
10,624,577	Pool FM2197	4.50%	03/01/47	10,623,394
22,036,864	Pool FM2863	3.50%	09/01/48	20,832,290
59,866,465	Pool FM2972	4.00%	12/01/44	58,534,112
69,045,331	Pool FM3003	4.00%	05/01/49	67,800,695
5,067,775	Pool FM8218	4.00%	04/01/48	4,948,124
3,400,839	Pool FM9408	4.50%	06/01/46	3,381,065
13,556,622	Pool FP0122	4.50%	07/01/51	13,452,415

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$10,481,092	Pool FS0045	3.00%	09/01/47	$9,581,478
10,942,018	Pool FS0074	3.00%	01/01/47	10,136,605
27,038,812	Pool FS0742	3.50%	05/01/44	25,825,672
9,732,908	Pool FS1046	4.50%	11/01/49	9,715,601
15,873,608	Pool FS1385	3.50%	11/01/48	15,057,260
28,120,620	Pool FS1797	3.50%	07/01/46	26,664,131
6,884,087	Pool FS1884	4.00%	05/01/42	6,714,898
32,805,115	Pool FS2044	4.50%	07/01/44	32,993,853
20,551,198	Pool FS2127	3.50%	06/01/48	19,471,007
6,273,413	Pool FS2787	4.00%	10/01/48	6,134,714
12,801,352	Pool FS2796	3.50%	08/01/47	12,174,710
13,976,359	Pool FS2925	3.00%	08/01/48	12,934,405
32,799,547	Pool FS3541	3.50%	08/01/52	30,393,311
1,175,333	Pool FS4013	4.00%	04/01/42	1,162,810
1,187,044	Pool FS4015	5.50%	03/01/49	1,233,143
21,186,301	Pool FS4157	4.00%	05/01/49	20,605,930
46,163,221	Pool FS8780	3.00%	07/01/50	41,973,298
24,609	Pool MA0096	4.50%	06/01/29	24,715
11,556	Pool MA0295	5.00%	01/01/30	11,726
1,627	Pool MA0777	5.00%	06/01/31	1,656
15,273	Pool MA1222	4.00%	10/01/32	15,213
35,290	Pool MA1228	3.00%	09/01/42	32,659
1,606	Pool MA2509	3.00%	01/01/46	1,433
117,749	Pool MA3101	4.50%	08/01/47	117,420
81,123	Pool MA3123	5.00%	08/01/47	82,719
11,475,368	Pool MA4271	1.50%	02/01/51	8,660,411
6,511,400	Pool MA4341	2.50%	05/01/51	5,411,145
29,500,000	Pool TBA (i)	4.00%	03/15/41	29,076,681
5,000,000	Pool TBA	4.00%	04/15/41	4,924,931
31,653,000	Pool TBA	3.50%	03/15/56	29,245,274
28,108,000	Pool TBA	5.50%	03/15/56	28,467,155
16,968,000	Pool TBA	3.50%	04/15/56	15,655,434
42,609,000	Pool TBA	5.50%	04/15/56	43,121,821
	Government National Mortgage Association
18,305	Pool 3227	6.00%	04/20/32	19,074
23,929	Pool 487108	6.00%	04/15/29	24,210
12,389	Pool 553144	5.50%	04/15/33	12,614
53,679	Pool 604338	5.00%	05/15/33	54,713
37,494	Pool 604897	5.00%	12/15/33	37,816
50,940	Pool 605389	5.00%	04/15/34	51,718
103,336	Pool 615403	4.50%	08/15/33	103,261
3,895	Pool 627123	5.50%	03/15/34	3,959
58,017	Pool 638704	5.50%	11/15/36	61,248
38,982	Pool 653143	4.90%	04/15/36	40,001
197,994	Pool 658324	5.50%	03/15/37	205,074
9,695	Pool 687833	6.00%	08/15/38	10,147
35,879	Pool 706840	4.50%	05/15/40	36,555
149,298	Pool 706855	4.50%	09/15/40	152,109
157,827	Pool 711483	4.00%	01/15/40	155,173

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$80,148	Pool 711543	4.00%	11/15/40	$78,799
512,384	Pool 711563	4.50%	03/15/41	522,035
2,752,572	Pool 720225	4.50%	07/15/39	2,748,102
166,933	Pool 723216	4.50%	08/15/40	166,322
41,069	Pool 723248	5.00%	10/15/39	42,324
140,129	Pool 724230	5.00%	08/15/39	143,817
39,238	Pool 724267	5.00%	09/15/39	40,270
108,837	Pool 724340	4.50%	09/15/39	108,972
69,449	Pool 725272	4.50%	11/15/39	69,559
23,996	Pool 726394	4.50%	10/15/39	24,048
132,692	Pool 733595	4.50%	04/15/40	132,553
54,377	Pool 733733	5.00%	06/15/40	55,757
358,912	Pool 736317	4.25%	06/20/36	349,790
69,210	Pool 736617	4.00%	12/15/35	67,710
545,738	Pool 737673	4.50%	11/15/40	542,498
112,459	Pool 737996	4.00%	02/15/41	108,432
76,568	Pool 743673	4.50%	07/15/40	76,935
198,290	Pool 745478	5.00%	08/20/40	200,678
432,444	Pool 748939	4.00%	09/20/40	415,966
56,422	Pool 754384	4.50%	03/20/42	57,515
203,262	Pool 762905	4.50%	04/15/41	202,693
593,541	Pool 769102	4.50%	07/20/41	592,793
154,101	Pool 781623	5.00%	06/15/33	156,786
22,740	Pool 781697	6.00%	11/15/33	23,761
128,824	Pool 781824	5.50%	11/15/34	132,348
4,797	Pool 781862	5.50%	01/15/35	4,980
3,524	Pool 782070	7.00%	06/15/32	3,593
28,672	Pool 782810	4.50%	11/15/39	28,859
48,359	Pool 783091	5.50%	06/15/40	50,364
88,683	Pool 783375	5.00%	08/15/41	90,706
125,793	Pool 783760	5.00%	02/15/42	129,637
2,123,405	Pool 784063	5.00%	09/20/45	2,171,797
276,224	Pool 784343	5.00%	02/15/41	284,530
2,872,545	Pool 784752	4.00%	03/15/45	2,824,243
848,407	Pool 785020	3.00%	05/20/50	750,328
1,639,341	Pool AC0197	4.00%	12/20/42	1,587,463
239,709	Pool AD0026	3.50%	06/20/33	233,801
20,866	Pool AG8899	4.00%	12/20/43	20,092
478,247	Pool AI6317	4.50%	06/20/44	472,119
234,798	Pool AK2389	4.50%	11/20/44	232,271
55,899	Pool AN4469	5.00%	12/15/40	56,904
129,600	Pool AR8421	5.00%	10/20/41	132,260
645,831	Pool BB1216	4.50%	06/20/47	638,284
331,892	Pool BB4731	4.00%	07/20/47	316,001
249,428	Pool BB4757	4.00%	08/20/47	240,302
82,703	Pool BB4769	4.00%	08/20/47	78,859
212,128	Pool BD0483	4.50%	11/20/47	209,192
302,829	Pool BF0415	5.00%	06/20/35	303,974
256,434	Pool BL6909	5.00%	03/20/49	258,856

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$58,038	Pool MA1162	6.00%	07/20/43	$61,359
8,085	Pool MA2215	3.50%	09/20/44	7,362
53,435	Pool MA2759	6.00%	01/20/45	56,450
26,110	Pool MA2897	6.00%	03/20/45	27,604
1,253,089	Pool MA5714	6.00%	01/20/49	1,315,406
67,824,693	Pool MA7192	2.00%	02/20/51	56,496,677
5,000,000	Pool TBA	4.50%	03/15/56	4,877,742
7,461,000	Pool TBA	5.50%	03/15/56	7,533,753
20,000,000	Pool TBA	5.00%	04/15/56	19,941,337
58,636,000	Pool TBA	5.50%	04/15/56	59,150,500
				1,732,869,519
	Total U.S. Government Agency Mortgage-Backed Securities			4,460,542,864
	(Cost $4,567,348,138)
U.S. GOVERNMENT BONDS AND NOTES — 10.8%
6,361,000	U.S. Treasury Bond	2.00%	02/15/50	3,720,191
17,000,000	U.S. Treasury Bond	1.38%	08/15/50	8,341,621
33,300,000	U.S. Treasury Bond, STRIPS	(d)	11/15/33	24,088,416
14,450,000	U.S. Treasury Bond, STRIPS	(d)	02/15/34	10,311,461
20,800,000	U.S. Treasury Bond, STRIPS	(d)	05/15/34	14,662,304
10,900,000	U.S. Treasury Bond, STRIPS	(d)	08/15/34	7,582,005
70,333,000	U.S. Treasury Bond, STRIPS	(d)	11/15/34	48,372,993
63,418,000	U.S. Treasury Bond, STRIPS	(d)	02/15/35	42,982,572
63,205,000	U.S. Treasury Bond, STRIPS	(d)	05/15/35	42,348,124
10,200,000	U.S. Treasury Bond, STRIPS	(d)	08/15/35	6,740,074
13,500,000	U.S. Treasury Bond, STRIPS	(d)	11/15/35	8,814,409
27,339,000	U.S. Treasury Bond, STRIPS	(d)	02/15/36	17,591,102
9,185,000	U.S. Treasury Bond, STRIPS	(d)	05/15/36	5,833,650
10,000,000	U.S. Treasury Bond, STRIPS	(d)	08/15/36	6,259,196
14,000,000	U.S. Treasury Bond, STRIPS	(d)	02/15/37	8,532,486
8,600,000	U.S. Treasury Bond, STRIPS	(d)	05/15/37	5,175,588
23,853,000	U.S. Treasury Bond, STRIPS	(d)	05/15/38	13,538,743
3,833,000	U.S. Treasury Bond, STRIPS	(d)	08/15/38	2,144,017
10,000,000	U.S. Treasury Bond, STRIPS	(d)	05/15/39	5,370,911
22,500,000	U.S. Treasury Bond, STRIPS	(d)	11/15/39	11,729,604
42,024,000	U.S. Treasury Bond, STRIPS	(d)	02/15/40	21,549,875
11,250,000	U.S. Treasury Bond, STRIPS	(d)	05/15/40	5,687,679
28,500,000	U.S. Treasury Bond, STRIPS	(d)	08/15/40	14,200,061
28,300,000	U.S. Treasury Bond, STRIPS	(d)	11/15/40	13,906,842
25,825,000	U.S. Treasury Bond, STRIPS	(d)	02/15/41	12,497,480
30,750,000	U.S. Treasury Bond, STRIPS	(d)	05/15/41	14,654,230
5,340,000	U.S. Treasury Bond, STRIPS	(d)	11/15/43	2,188,833
5,220,000	U.S. Treasury Bond, STRIPS	(d)	08/15/44	2,048,312
5,350,000	U.S. Treasury Bond, STRIPS	(d)	11/15/44	2,071,147
11,481,300	U.S. Treasury Inflation Indexed Bond (j)	0.13%	04/15/27	11,364,835
10,807,500	U.S. Treasury Inflation Indexed Bond (j)	1.25%	04/15/28	10,861,437
52,918,000	U.S. Treasury Inflation Indexed Bond (j)	2.38%	10/15/28	54,982,941
36,058,400	U.S. Treasury Inflation Indexed Bond (j)	1.63%	10/15/29	36,785,954
30,000,000	U.S. Treasury Note (k)	4.13%	02/15/27	30,173,578
4,000,000	U.S. Treasury Note	4.50%	04/15/27	4,045,000

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$10,000,000	U.S. Treasury Note	4.13%	11/15/27	$10,100,781
15,000,000	U.S. Treasury Note	4.25%	01/15/28	15,199,219
18,000,000	U.S. Treasury Note	2.88%	05/15/28	17,734,219
58,600,000	U.S. Treasury Note (k)	4.13%	07/31/28	59,380,570
	Total U.S. Government Bonds and Notes			633,572,460
	(Cost $634,221,040)
MORTGAGE-BACKED SECURITIES — 7.7%
	Collateralized Mortgage Obligations — 5.4%
	Arroyo Mortgage Trust
9,000,000	Series 2019-2, Class M1 (g)	4.76%	04/25/49	8,768,956
1,303,356	Series 2019-3, Class A3 (g)	3.42%	10/25/48	1,261,952
1,371,663	Series 2021-1R, Class A2 (g)	1.48%	10/25/48	1,252,337
1,893,719	Series 2021-1R, Class A3 (g)	1.64%	10/25/48	1,731,786
	BRAVO Residential Funding Trust
813,756	Series 2021-NQM1, Class A2 (g)	1.26%	02/25/49	757,933
2,034,391	Series 2021-NQM1, Class A3 (g)	1.33%	02/25/49	1,894,637
800,190	Series 2025-NQM3, Class A1 (g)	5.57%	03/25/65	808,932
	Chase Home Lending Mortgage Trust
1,666,463	Series 2019-ATR2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (c) (g)	4.69%	07/25/49	1,629,878
	CIM Trust
640,424	Series 2019-INV1, Class A11 (g)	4.00%	02/25/49	616,941
	Citigroup Global Markets Mortgage Securities VII, Inc.
212	Series 2003-UP2, Class PO1, PO (h)	(d)	12/25/18	211
	COLT Mortgage Loan Trust
4,170,302	Series 2025-4, Class A1, steps up to 6.79% on 05/01/2029 (f) (g)	5.79%	04/25/70	4,233,677
	Connecticut Avenue Securities Trust
4,977,457	Series 2022-R02, Class 2M2, 30 Day Average SOFR + 3.00% (c) (g)	6.70%	01/25/42	5,061,927
1,432,071	Series 2024-R01, Class 1M1, 30 Day Average SOFR + 1.05% (c) (g)	4.75%	01/25/44	1,433,996
4,459,034	Series 2024-R04, Class 1A1, 30 Day Average SOFR + 1.00% (c) (g)	4.70%	05/25/44	4,465,283
4,580,607	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (c) (g)	4.70%	07/25/44	4,587,385
5,404,558	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (c) (g)	4.70%	02/25/45	5,411,754
	Credit Suisse Mortgage Trust
220,672	Series 2018-RPL9, Class A (g)	3.85%	09/25/57	214,510
411,488	Series 2021-RPL4, Class A1 (g)	4.15%	12/27/60	410,465
904,795	Series 2021-RPL6, Class A1 (g)	2.00%	10/25/60	826,829
	Ellington Financial Mortgage Trust
2,422,000	Series 2019-2, Class M1 (g)	3.47%	11/25/59	2,350,655
5,278,970	Series 2022-2, Class A1 (g)	4.30%	04/25/67	5,265,730
5,636,255	Series 2023-1, Class A1, steps up to 6.73% on 01/01/2027 (f) (g)	5.73%	02/25/68	5,622,656
2,953,557	Series 2025-NQM6, Class A1 (b) (g)	5.00%	12/25/70	2,969,703
1,375,000	Series 2026-AE1, Class A29, 30 Day Average SOFR + 1.15% (c) (g)	4.81%	11/25/60	1,378,364
	FARM Mortgage Trust
4,815,504	Series 2024-1, Class A (e) (g)	4.68%	10/01/53	4,719,987
5,613,029	Series 2024-2, Class A (e) (g)	5.18%	08/01/54	5,559,664

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Flagstar Mortgage Trust
$93,522	Series 2018-2, Class A4 (g)	3.50%	04/25/48	$90,476
3,290,467	Series 2018-4, Class B1 (e) (g)	4.12%	07/25/48	3,113,394
1,131,456	Series 2019-2, Class A11 (g)	3.50%	12/25/49	1,025,771
	GCAT Trust
11,506,008	Series 2025-INV5, Class A28, 30 Day Average SOFR + 1.50% (c) (g)	5.20%	12/25/55	11,610,589
	GMACM Mortgage Loan Trust
723	Series 2003-J10, Class A1 (h) (l)	4.75%	01/25/19	476
	GS Mortgage-Backed Securities Trust
216,815	Series 2019-PJ3, Class A1 (g)	3.50%	03/25/50	205,909
2,757,439	Series 2021-PJ6, Class A8 (g)	2.50%	11/25/51	2,501,137
10,000,000	Series 2022-LTV1, Class A14 (g)	3.00%	06/25/52	7,379,340
7,953,743	Series 2025-PJ11, Class A27, 30 Day Average SOFR + 1.35% (c) (g)	5.05%	05/25/56	8,007,518
	HOMES Trust
4,284,392	Series 2024-AFC1, Class A1, steps up to 6.22% on 09/01/2028 (f) (g)	5.22%	08/25/59	4,310,873
2,407,200	Series 2025-AFC2, Class A1A, steps up to 6.47% on 06/01/2029 (f) (g)	5.47%	06/25/60	2,433,391
2,915,734	Series 2025-AFC4, Class A1 (b) (g)	5.15%	11/25/60	2,938,837
	JP Morgan Mortgage Trust
3,164	Series 2004-S2, Class 5A1	5.50%	12/25/19	3,072
1,029,624	Series 2019-1, Class A5 (g)	4.00%	05/25/49	971,216
449,297	Series 2019-8, Class A15 (g)	3.50%	03/25/50	409,203
4,985,158	Series 2019-INV1, Class B1 (e) (g)	4.94%	09/25/49	4,940,291
833,791	Series 2019-INV2, Class A15 (g)	3.50%	02/25/50	760,829
3,068,514	Series 2020-INV1, Class A15 (g)	3.50%	08/25/50	2,773,504
11,850,000	Series 2025-3, Class A1C, steps up to 6.64% on 04/01/2029 (f) (g)	5.64%	09/25/55	11,893,115
3,000,000	Series 2025-5MPR, Class A1C, steps up to 6.82% on 05/01/2029 (f) (g)	5.82%	11/25/55	3,034,294
4,330,000	Series 2026-1, Class A11, 30 Day Average SOFR + 1.10% (c) (g)	4.80%	07/25/56	4,340,792
	Mello Mortgage Capital Acceptance
3,521,457	Series 2018-MTG2, Class A9 (g)	4.31%	10/25/48	3,398,951
	MetLife Securitization Trust
3,470,506	Series 2018-1A, Class A (g)	3.75%	03/25/57	3,397,041
	MFRA Trust
11,182,402	Series 2024-NQM3, Class A1, steps up to 6.72% on 12/01/2028 (f) (g)	5.72%	12/25/69	11,325,704
1,648,888	Series 2025-NQM1, Class A1, steps up to 6.44% on 02/01/2029 (f) (g)	5.44%	03/25/70	1,666,621
2,966,174	Series 2025-NQM5, Class A1 (b) (g)	5.19%	11/25/70	2,986,550
	Morgan Stanley Residential Mortgage Loan Trust
3,421,994	Series 2025-SPL1, Class A1 (b) (g)	4.25%	02/25/65	3,371,616
	New Residential Mortgage Loan Trust
2,680,067	Series 2015-2A, Class B1 (g)	4.50%	08/25/55	2,674,735
2,436,633	Series 2016-1A, Class A1 (g)	3.75%	03/25/56	2,370,445
1,865,758	Series 2016-3A, Class B1 (g)	4.00%	09/25/56	1,839,705
6,618,679	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (c) (g)	4.54%	01/25/48	6,530,912

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	OBX Trust
$488,672	Series 2018-EXP1, Class 1A3 (g)	4.00%	04/25/48	$469,027
5,750,000	Series 2026-J1, Class AF, 30 Day Average SOFR + 1.35% (c) (g) (l)	5.19%	02/25/56	5,749,569
	Onslow Bay Mortgage Loan Trust
5,075,761	Series 2021-NQM4, Class A1 (g)	1.96%	10/25/61	4,408,770
2,007,976	Series 2025-NQM6, Class A1, steps up to 6.60% on 03/01/2029 (f) (g)	5.60%	03/25/65	2,035,650
	PMT Loan Trust
14,082,179	Series 2025-CNF2, Class A26, 30 Day Average SOFR + 1.40% (c) (g)	5.10%	01/25/57	14,147,765
4,513,254	Series 2025-INV11, Class A36, 30 Day Average SOFR + 1.35% (c) (g)	5.05%	11/25/56	4,535,016
	PRKCM Trust
1,983,576	Series 2025-AFC2, Class A1 (b) (g)	5.02%	12/25/60	1,991,865
2,447,246	Series 2025-HOME1, Class A1A, steps up to 6.55% on 03/01/2029 (f) (g)	5.55%	02/25/60	2,479,731
854,187	Series 2025-HOME1, Class A1B, steps up to 6.65% on 03/01/2029 (f) (g)	5.65%	02/25/60	865,374
	Provident Funding Mortgage Trust
981,768	Series 2019-1, Class A5 (g)	3.00%	12/25/49	857,125
2,134,160	Series 2020-1, Class A5 (g)	3.00%	02/25/50	1,873,211
	PRPM LLC
415,183	Series 2024-8, Class A1, steps up to 8.90% on 12/25/2027 (f) (g)	5.90%	12/25/29	417,403
4,087,188	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/2028 (f) (g)	3.50%	05/25/54	4,004,670
8,469,033	Series 2024-RPL3, Class A1, steps up to 5.00% on 11/25/2028 (f) (g)	4.00%	11/25/54	8,338,916
14,460,345	Series 2024-RPL4, Class A1, steps up to 5.00% on 12/25/2028 (f) (g)	4.00%	12/25/54	14,234,859
5,242,270	Series 2025-2, Class A1, steps up to 9.47% on 05/01/2028 (f) (g)	6.47%	05/25/30	5,251,208
3,753,915	Series 2025-7, Class A1, steps up to 8.50% on 08/01/2028 (f) (g)	5.50%	08/25/30	3,797,497
1,293,089	Series 2025-RCF4, Class A1, steps up to 5.50% on 08/01/2029 (f) (g)	4.50%	08/25/55	1,283,255
1,799,130	Series 2025-RCF5, Class A1, steps up to 5.84% on 10/01/2029 (f) (g)	4.84%	10/25/55	1,806,974
2,913,026	Series 2025-RCF6, Class A1, steps up to 5.94% on 12/01/2029 (f) (g)	4.94%	12/25/55	2,916,939
1,812,194	Series 2025-RPL3, Class A1, steps up to 4.25% on 04/01/2028 (f) (g)	3.25%	04/25/55	1,763,554
5,130,863	Series 2025-RPL4, Class A1, steps up to 4.00% on 05/01/2029 (f) (g)	3.00%	05/25/55	4,914,333
	PRPM Trust
4,333,460	Series 2025-NQM2, Class A1, steps up to 6.69% on 05/01/2029 (f) (g)	5.69%	04/25/70	4,383,374
1,944,233	Series 2025-NQM6, Class A1 (b) (g)	4.99%	12/25/70	1,950,038
	Sequoia Mortgage Trust
170,492	Series 2017-CH1, Class A13 (g)	4.00%	08/25/47	163,194
4,335,799	Series 2018-CH1, Class B1B (g)	4.43%	03/25/48	4,234,153
	Starwood Mortgage Residential Trust
6,503,418	Series 2022-3, Class A1 (g)	4.16%	03/25/67	6,487,207

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	TIAA Bank Mortgage Loan Trust
$701,957	Series 2018-3, Class A1 (g)	4.00%	11/25/48	$672,114
	Towd Point Mortgage Trust
1,850,000	Series 2017-4, Class B4 (g)	3.64%	06/25/57	1,464,845
5,591,898	Series 2019-1, Class A1 (g)	3.75%	03/25/58	5,467,584
2,766,614	Series 2019-HY2, Class A1, 1 Mo. CME Term SOFR + CSA + 1.00% (c) (g)	4.79%	05/25/58	2,832,896
	TRK Trust
2,542,796	Series 2021-INV1, Class A1 (g)	1.15%	07/25/56	2,310,445
	Verus Securitization Trust
2,634,284	Series 2025-3, Class A1, steps up to 6.62% on 04/01/2029 (f) (g)	5.62%	05/25/70	2,670,191
	Vista Point Securitization Trust
6,662,000	Series 2020-1, Class M1 (g)	4.15%	03/25/65	6,628,811
	Wells Fargo Mortgage Backed Securities Trust
157,319	Series 2019-1, Class A1 (g)	3.92%	11/25/48	150,575
	WinWater Mortgage Loan Trust
473,162	Series 2016-1, Class 2A3 (g)	3.00%	12/20/30	460,386
2,621,726	Series 2016-1, Class B1 (e) (g)	3.78%	01/20/46	2,545,257
				316,106,236
	Commercial Mortgage-Backed Securities — 2.3%
	Arbor Multifamily Mortgage Securities Trust
7,400,000	Series 2020-MF1, Class A4 (g)	2.50%	05/15/53	6,935,270
2,963,000	Series 2020-MF1, Class AS (g)	3.06%	05/15/53	2,788,521
	BANK
7,674,941	Series 2019-BN23, Class XA, IO (e)	0.68%	12/15/52	167,836
8,163,875	Series 2020-BN26, Class XA, IO (e)	1.19%	03/15/63	293,542
3,450,000	Series 2022-BNK43, Class ASB	4.50%	08/15/55	3,470,301
	BBCMS Mortgage Trust
8,812,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (c) (g)	4.60%	03/15/37	8,428,839
	Benchmark Mortgage Trust
75,091,497	Series 2024-V6, Class XA, IO (e)	1.33%	03/15/57	2,746,607
	BMO Mortgage Trust
78,499,463	Series 2024-5C3, Class XA, IO (e)	1.12%	02/15/57	2,281,571
64,635,052	Series 2025-C13, Class XA, IO (e)	1.01%	10/15/58	4,993,820
	BOCA Commercial Mortgage Trust
4,650,000	Series 2025-BOCA, Class A, 1 Mo. CME Term SOFR + 1.60% (c) (g)	5.28%	12/15/42	4,686,379
	BPR Trust
4,255,242	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (c) (g)	5.55%	06/15/38	4,253,434
	BWAY Trust
3,753,000	Series 2025-1535, Class A (e) (g)	6.52%	05/05/42	3,876,421
2,859,000	Series 2025-1535, Class B (e) (g)	7.71%	05/05/42	3,005,365
	BX Commercial Mortgage Trust
2,900,000	Series 2020-VIV4, Class A (g)	2.84%	03/09/44	2,708,047
	BX Trust
3,500,000	Series 2025-DELC, Class A, 1 Mo. CME Term SOFR + 1.55% (c) (g)	5.23%	12/15/42	3,525,065

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BX Trust (Continued)
$5,740,000	Series 2025-GW, Class A, 1 Mo. CME Term SOFR + 1.60% (c) (g)	5.28%	07/15/42	$5,766,629
3,245,000	Series 2025-VOLT, Class A, 1 Mo. CME Term SOFR + 1.70% (c) (g)	5.38%	12/15/44	3,265,708
	CFCRE Commercial Mortgage Trust
195,548,251	Series 2017-C8, Class XA, IO (e)	1.46%	06/15/50	2,203,007
	Citigroup Commercial Mortgage Trust
83,388,058	Series 2016-P4, Class XA, IO (e)	1.88%	07/10/49	61,374
	COMM Mortgage Trust
41,260,000	Series 2024-277P, Class X, IO (e) (g)	0.66%	08/10/44	964,184
	Credit Suisse Mortgage Trust
3,205,000	Series 2019-UVIL, Class A (g)	3.16%	12/15/41	3,042,471
	CSAIL Commercial Mortgage Trust
55,846,060	Series 2020-C19, Class XA, IO (e)	1.09%	03/15/53	1,874,875
	FIVE Mortgage Trust
25,997,258	Series 2023-V1, Class XA, IO (b)	0.66%	02/10/56	284,675
	GS Mortgage Securities Trust
4,025,000	Series 2024-FAIR, Class A (e) (g)	6.07%	07/15/29	4,157,359
	Hilton USA Trust
4,250,000	Series 2016-HHV, Class A (g)	3.72%	11/05/38	4,228,381
	Houston Galleria Mall Trust
5,425,000	Series 2025-HGLR, Class A (e) (g)	5.46%	02/05/45	5,648,295
	JP Morgan Chase Commercial Mortgage Securities Trust
1,462,209	Series 2017-JP5, Class A4	3.46%	03/15/50	1,459,764
3,561,390	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (c) (g)	4.94%	06/15/35	3,023,305
6,215,000	Series 2025-PHNY, Class A, 1 Mo. CME Term SOFR + 1.64% (c) (g)	5.32%	01/15/41	6,241,305
	JW Trust
3,500,000	Series 2024-BERY, Class A, 1 Mo. CME Term SOFR + 1.59% (c) (g)	5.27%	11/15/39	3,513,326
	Morgan Stanley Capital I Trust
4,527,000	Series 2018-MP, Class A (e) (g)	4.28%	07/11/40	4,219,523
	MSWF Commercial Mortgage Trust
22,139,958	Series 2023-1, Class XA, IO (e)	0.86%	05/15/56	1,075,561
	NRTH Commercial Mortgage Trust
5,611,500	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (c) (g)	5.07%	10/15/40	5,636,751
	NY Commercial Mortgage Trust
3,230,000	Series 2025-299P, Class A (e) (g)	5.66%	02/10/47	3,412,925
	NYO Commercial Mortgage Trust
5,300,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (c) (g)	4.89%	11/15/38	5,301,823
	One Bryant Park Trust
2,250,000	Series 2019-OBP, Class A (g)	2.52%	09/15/54	2,097,985
	SKY Trust
1,230,423	Series 2025-LINE, Class A, 1 Mo. CME Term SOFR + 2.59% (c) (g)	6.27%	04/15/42	1,239,057

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Wells Fargo Commercial Mortgage Trust
$3,519,700	Series 2018-C47, Class AS	4.67%	09/15/61	$3,509,996
5,100,000	Series 2025-B33RP, Class A, 1 Mo. CME Term SOFR + 1.35% (c) (g)	5.03%	08/15/42	5,110,091
				131,499,388
	Total Mortgage-Backed Securities			447,605,624
	(Cost $447,145,620)
ASSET-BACKED SECURITIES — 1.7%
	Capital Street Master Trust
5,000,000	Series 2024-1, Class A, 30 Day Average SOFR + 1.35% (c) (g)	5.06%	10/16/28	5,001,755
2,500,000	Series 2025-1, Class A, 30 Day Average SOFR + 1.10% (c) (g)	4.81%	08/16/29	2,497,274
	CoreVest American Finance Trust
1,283,767	Series 2020-3, Class A (g)	1.36%	08/15/53	1,273,397
4,008,211	Series 2021-1, Class A (g)	1.57%	04/15/53	3,956,330
921,061	Series 2021-2, Class A (g)	1.41%	07/15/54	897,369
625,174	Series 2021-3, Class A (g)	1.90%	10/15/54	616,877
	Exeter Select Automobile Receivables Trust
4,250,000	Series 2025-1, Class D	6.14%	09/15/31	4,387,744
	FNA VI LLC
2,256,659	Series 2021-1A, Class A (g)	1.35%	01/10/32	2,117,623
	Gracie Point International Funding LLC
4,030,000	Series 2024-1A, Class A, 90 Day Average SOFR + 1.70% (c) (g)	5.89%	03/01/28	4,031,657
16,300,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (c) (g)	5.30%	08/15/28	16,341,710
	GSAMP Trust
766,137	Series 2006-SEA1, Class M2, 1 Mo. CME Term SOFR + CSA + 1.65% (c) (g)	5.44%	05/25/36	1,023,499
	Island Finance Trust
3,000,000	Series 2025-1A, Class A (g)	6.54%	03/19/35	3,039,110
	Oscar US Funding XVII LLC
4,900,000	Series 2024-2A, Class A3 (g)	4.47%	03/12/29	4,918,034
	Pagaya AI Debt Grantor Trust
2,948,009	Series 2024-10, Class A (g)	5.18%	06/15/32	2,962,200
3,482,002	Series 2024-11, Class A (g)	5.09%	07/15/32	3,501,104
3,364,214	Series 2025-1, Class A2 (g)	5.16%	07/15/32	3,392,888
1,428,238	Series 2025-2, Class A (b) (g)	4.96%	10/15/32	1,438,546
4,999,822	Series 2025-4, Class A2 (g)	5.37%	01/17/33	5,038,969
2,499,903	Series 2025-5, Class A2 (g)	5.11%	03/15/33	2,515,532
	PFS Financing Corp.
2,500,000	Series 2025-C, Class A, 30 Day Average SOFR + 0.95% (c) (g)	4.66%	04/15/29	2,509,680
	Progress Residential Trust
5,478,050	Series 2025-SFR1, Class A (g)	3.40%	02/17/42	5,251,988
4,341,000	Series 2025-SFR3, Class A (g)	3.39%	07/17/42	4,137,015
	Research-Driven Pagaya Motor Asset Trust
3,559,011	Series 2025-1A, Class A (g)	5.04%	06/27/33	3,576,945
8,000,000	Series 2025-5A, Class A3 (g)	4.84%	06/26/34	8,026,297
	Saluda Grade Alternative Mortgage Trust
4,350,738	Series 2025-NPL1, Class A1, steps up to 10.12% on 12/01/27 (f) (g)	7.12%	01/25/30	4,384,221

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	VCAT LLC
$3,405,369	Series 2025-NPL2, Class A1, steps up to 8.98% on 01/25/2028 (f) (g)	5.98%	01/25/55	$3,429,613
	Total Asset-Backed Securities			100,267,377
	(Cost $99,064,960)
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
5,000,000	Tennessee Valley Authority	5.25%	02/01/55	4,965,835
	(Cost $4,826,150)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
20,000	First Trust AAA CMBS ETF (m)	409,400
60,000	First Trust Intermediate Government Opportunities ETF (m)	1,230,000
73,956	First Trust Long Duration Opportunities ETF (m)	1,610,022
22,500	First Trust Structured Credit Income Opportunities ETF (m)	468,675
	Total Exchange-Traded Funds	3,718,097
	(Cost $3,829,623)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 6.4%
$15,000,000	U.S. Treasury Bill	(d)	02/05/26	14,995,516
50,000,000	U.S. Treasury Bill	(d)	02/10/26	49,960,328
50,000,000	U.S. Treasury Bill	(d)	02/12/26	49,950,167
75,000,000	U.S. Treasury Bill	(d)	02/17/26	74,887,187
40,000,000	U.S. Treasury Bill	(d)	02/19/26	39,932,076
30,000,000	U.S. Treasury Bill	(d)	02/24/26	29,933,664
40,000,000	U.S. Treasury Bill (k)	(d)	02/26/26	39,903,644
35,000,000	U.S. Treasury Bill	(d)	03/05/26	34,891,538
40,000,000	U.S. Treasury Bill	(d)	03/12/26	39,846,733
	Total U.S. Treasury Bills			374,300,853
	(Cost $374,264,744)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
46,738,661	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (n)	46,738,661
	(Cost $46,738,661)
	Total Investments — 104.1%	6,071,711,771
	(Cost $6,177,438,936)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (5.8)%
	Pass-Through Securities — (5.8)%
	Federal National Mortgage Association
$(32,285,000)	Pool TBA (i)	2.50%	04/15/56	(27,389,310)
(16,833,000)	Pool TBA (i)	3.00%	04/15/56	(14,905,351)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$(159,382,000)	Pool TBA (i)	4.00%	04/15/56	$(151,943,491)
(137,078,000)	Pool TBA (i)	4.50%	04/15/56	(133,989,391)
(443,000)	Pool TBA (i)	5.00%	04/15/56	(441,874)
	Government National Mortgage Association
(12,422,000)	Pool TBA	3.00%	03/15/56	(11,207,162)
	Total Investments Sold Short — (5.8)%			(339,876,579)
	(Proceeds $340,151,264)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(305)	3 Month SOFR Futures Call	$(73,729,938)	$97.50	12/10/27	(95,313)
(2)	U.S. 2-Year Treasury Futures Call	(416,984)	104.50	02/20/26	(156)
(303)	U.S. 2-Year Treasury Futures Call	(63,173,133)	104.75	02/20/26	(9,469)
(645)	U.S. 2-Year Treasury Futures Call	(134,573,203)	104.75	05/22/26	(161,250)
(85)	U.S. 5-Year Treasury Futures Call	(9,259,023)	112.00	02/20/26	(664)
(901)	U.S. 5-Year Treasury Futures Call	(98,103,414)	110.00	05/22/26	(281,562)
(193)	U.S. 5-Year Treasury Futures Call	(21,014,383)	112.00	05/22/26	(16,586)
(97)	U.S. 10-Year Treasury Futures Call	(10,847,328)	114.00	02/20/26	(4,547)
(1,270)	U.S. 10-Year Treasury Futures Call	(142,021,719)	115.00	02/20/26	(39,688)
(432)	U.S. 10-Year Treasury Futures Call	(48,309,750)	116.00	02/20/26	(6,750)
(512)	U.S. 10-Year Treasury Futures Call	(57,256,000)	118.00	02/20/26	(0)
(249)	U.S. 10-Year Treasury Futures Call	(27,802,406)	114.00	05/22/26	(93,375)
(1,121)	U.S. 10-Year Treasury Futures Call	(125,166,656)	115.00	05/22/26	(262,734)
(76)	U.S. 10-Year Treasury Futures Call	(8,485,875)	116.00	05/22/26	(11,875)
(807)	U.S. Treasury Long Bond Futures Call	(92,905,875)	124.00	02/20/26	(37,828)
(272)	U.S. Treasury Long Bond Futures Call	(31,314,000)	126.00	02/20/26	(8,500)
(228)	U.S. Treasury Long Bond Futures Call	(26,141,625)	120.00	05/22/26	(174,562)
(210)	U.S. Treasury Long Bond Futures Call	(24,077,813)	121.00	05/22/26	(127,969)
(468)	U.S. Treasury Long Bond Futures Call	(53,659,125)	122.00	05/22/26	(226,687)
(296)	U.S. Treasury Long Bond Futures Call	(33,938,250)	123.00	05/22/26	(115,625)
(25)	U.S. Treasury Long Bond Futures Call	(2,866,406)	125.00	05/22/26	(6,641)
(96)	U.S. Treasury Long Bond Futures Call	(11,007,000)	126.00	05/22/26	(21,000)
(57)	U.S. Treasury Long Bond Futures Call	(6,535,406)	128.00	05/22/26	(8,906)
(113)	U.S. Treasury Long Bond Futures Call	(12,903,188)	121.00	08/21/26	(120,063)
(171)	Ultra 10-Year U.S. Treasury Futures Call	(19,483,313)	117.00	05/22/26	(80,156)
(18)	Ultra 10-Year U.S. Treasury Futures Call	(2,050,875)	118.00	05/22/26	(5,906)
(38)	Ultra U.S. Treasury Long Bond Futures Call	(4,462,625)	122.00	02/20/26	(5,938)
(46)	Ultra U.S. Treasury Long Bond Futures Call	(5,402,125)	125.00	02/20/26	(3,594)
	Total Call Options Written				(1,927,344)
	(Premiums received $5,091,190)
	Put Options Written — (0.1)%
(500)	3 Month SOFR Futures Put	(120,868,750)	95.00	12/10/27	(56,250)
(305)	3 Month SOFR Futures Put	(73,729,937)	95.50	12/10/27	(57,187)
(531)	3 Month SOFR Futures Put	(128,362,612)	96.00	12/10/27	(189,169)
(279)	U.S. 2-Year Treasury Futures Put	(58,169,320)	103.75	02/20/26	(4,360)
(37)	U.S. 2-Year Treasury Futures Put	(7,714,211)	103.88	02/20/26	(578)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(150)	U.S. 2-Year Treasury Futures Put	$(31,273,828)	$104.00	02/20/26	$(4,688)
(111)	U.S. 2-Year Treasury Futures Put	(23,159,109)	104.00	05/22/26	(26,016)
(40)	U.S. 5-Year Treasury Futures Put	(4,357,188)	107.50	02/20/26	(313)
(25)	U.S. 5-Year Treasury Futures Put	(2,723,242)	108.00	02/20/26	(586)
(620)	U.S. 5-Year Treasury Futures Put	(67,507,344)	108.00	05/22/26	(208,282)
(367)	U.S. 5-Year Treasury Futures Put	(39,959,992)	109.00	05/22/26	(275,250)
(177)	U.S. 10-Year Treasury Futures Put	(19,793,578)	109.00	02/20/26	(2,766)
(234)	U.S. 10-Year Treasury Futures Put	(26,167,781)	110.00	02/20/26	(7,312)
(158)	U.S. 10-Year Treasury Futures Put	(17,668,844)	111.00	02/20/26	(19,750)
(80)	U.S. 10-Year Treasury Futures Put	(8,946,250)	114.00	02/20/26	(177,500)
(93)	U.S. 10-Year Treasury Futures Put	(10,384,031)	109.00	05/22/26	(26,156)
(75)	U.S. 10-Year Treasury Futures Put	(8,374,219)	110.00	05/22/26	(35,156)
(280)	U.S. Treasury Long Bond Futures Put	(32,235,000)	108.00	02/20/26	(8,750)
(356)	U.S. Treasury Long Bond Futures Put	(40,984,500)	110.00	02/20/26	(16,687)
(56)	U.S. Treasury Long Bond Futures Put	(6,447,000)	111.00	02/20/26	(4,375)
(90)	U.S. Treasury Long Bond Futures Put	(10,361,250)	114.00	02/20/26	(49,219)
(415)	U.S. Treasury Long Bond Futures Put	(47,776,875)	116.00	02/20/26	(622,500)
(50)	U.S. Treasury Long Bond Futures Put	(5,732,813)	112.00	03/27/26	(38,281)
(76)	U.S. Treasury Long Bond Futures Put	(8,713,875)	114.00	03/27/26	(106,875)
(75)	U.S. Treasury Long Bond Futures Put	(8,599,219)	109.00	05/22/26	(57,422)
(70)	U.S. Treasury Long Bond Futures Put	(8,025,938)	110.00	05/22/26	(66,719)
(589)	U.S. Treasury Long Bond Futures Put	(67,532,531)	112.00	05/22/26	(855,891)
(735)	U.S. Treasury Long Bond Futures Put	(84,272,344)	114.00	05/22/26	(1,607,812)
(241)	U.S. Treasury Long Bond Futures Put	(27,519,187)	110.00	08/21/26	(402,922)
(37)	Ultra U.S. Treasury Long Bond Futures Put	(4,345,188)	112.00	02/20/26	(4,625)
(109)	Ultra U.S. Treasury Long Bond Futures Put	(12,800,688)	114.00	02/20/26	(32,359)
(20)	Ultra U.S. Treasury Long Bond Futures Put	(2,348,750)	115.00	02/20/26	(9,375)
(223)	Ultra U.S. Treasury Long Bond Futures Put	(26,188,562)	116.00	02/20/26	(160,281)
	Total Put Options Written				(5,135,412)
	(Premiums received $8,147,336)
	Total Written Options				(7,062,756)
	(Premiums received $13,238,526)
	Net Other Assets and Liabilities — 1.8%				107,891,356
	Net Assets — 100.0%				$5,832,663,792
Futures Contracts at January 31, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	2,249	Mar-2026	$468,898,931	$(310,853)

Futures Contracts Short
U.S. 5-Year Treasury Notes	2,393	Mar-2026	$(260,668,744)	$883,691
U.S. 10-Year Treasury Notes	2,968	Mar-2026	(331,905,875)	3,026,654
U.S. Treasury Long-Term Bond Futures	2,123	Mar-2026	(244,410,375)	3,658,665

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Futures Contracts at January 31, 2026 (Continued):
Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	8,373	Mar-2026	$(955,830,281)	$9,621,679
Ultra U.S. Treasury Bond Futures	1,922	Mar-2026	(225,714,875)	3,715,696
			$(2,018,530,150)	$20,906,385
		Total	$(1,549,631,219)	$20,595,532

(a)	Inverse floating rate security.
(b)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(c)	Floating or variable rate security.
(d)	Zero coupon security.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $574,546,860 or 9.9% of net assets.

(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)	All or a portion of this security is part of a mortgage dollar roll agreement.
(j)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(k)	All or a portion of this security is segregated as collateral for open futures and options contracts. At January 31, 2026, the segregated value of these securities amounts to $80,525,009.
(l)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2026, securities noted as such are valued at $5,750,045 or 0.1% of net assets.

(m)	Investment in an affiliated fund.
(n)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$4,460,542,864	$—	$4,460,542,864	$—
U.S. Government Bonds and Notes	633,572,460	—	633,572,460	—
Mortgage-Backed Securities	447,605,624	—	447,605,624	—
Asset-Backed Securities	100,267,377	—	100,267,377	—
U.S. Government Agency Securities	4,965,835	—	4,965,835	—
Exchange-Traded Funds*	3,718,097	3,718,097	—	—
U.S. Treasury Bills	374,300,853	—	374,300,853	—
Money Market Funds	46,738,661	46,738,661	—	—
Total Investments	6,071,711,771	50,456,758	6,021,255,013	—
Futures Contracts	20,906,385	20,906,385	—	—
Total	$6,092,618,156	$71,363,143	$6,021,255,013	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(339,876,579)	$—	$(339,876,579)	$—
Written Options	(7,062,756)	(7,062,756)	—	—
Futures Contracts	(310,853)	(310,853)	—	—
Total	$(347,250,188)	$(7,373,609)	$(339,876,579)	$—

*	See Portfolio of Investments for industry breakout.

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at January 31, 2026, and for the fiscal year-to-date period (November 1, 2025 to January 31, 2026) are as follows:

Security Name	Shares at 1/31/2026	Value at 10/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2026	Dividend Income
First Trust AAA CMBS ETF	20,000	$410,202	$—	$—	$(802)	$—	$409,400	$6,160
First Trust Intermediate Government Opportunities ETF	60,000	1,234,200	—	—	(4,200)	—	1,230,000	15,300
First Trust Long Duration Opportunities ETF	73,956	1,623,704	—	—	(13,682)	—	1,610,022	17,195
First Trust Structured Credit Income Opportunities ETF	22,500	466,987	—	—	1,688	—	468,675	6,525
		$3,735,093	$—	$—	$(16,996)	$—	$3,718,097	$45,180